                                                        RIVERSOURCE [LOGO](SM)
                                                               INSURANCE


RIVERSOURCE(R)
VARIABLE SECOND-TO-DIE LIFE INSURANCE

2006 ANNUAL REPORT


S-6185 N (5/07)         Issued by: RiverSource Life Insurance Co. of New York,
                                   Albany, NY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Account 8 - RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance) (comprised of 45 subaccounts of RiverSource Life of New York Account 8, referred to in Note 1) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Account 8 - RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Account 8 - RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Account 8 - RiverSource(R) Variable Second-To-Die Life Insurance at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                       /s/ Ernst & Young LLP


Minneapolis, Minnesota
April 24, 2007


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                               AIM VI        AIM VI         AIM VI         AC VP          AC VP
                                                              CAP APPR,     CAP DEV,       CORE EQ,        INTL,           VAL,
DEC. 31, 2006                                                   SER I         SER I         SER I           CL I           CL I
ASSETS

Investments, at value(1),(2)                                 $   844,911   $   822,865   $ 19,835,527   $  2,551,292   $  8,297,448
Dividends receivable                                                  --            --             --             --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                          --            68             --             --         40,854
Receivable for share redemptions                                  27,678           586         57,690         11,424          5,885
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     872,589       823,519     19,893,217      2,562,716      8,344,187
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                    626           586         14,258          1,838          5,885
   Contract terminations                                          27,052            --         43,432          9,587             --
Payable for investments purchased                                     --            68             --             --         40,854
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 27,678           654         57,690         11,425         46,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                     $   844,911   $   822,865   $ 19,835,527   $  2,551,291   $  8,297,448
===================================================================================================================================
(1) Investment shares                                             32,224        44,648        728,712        252,104        949,365
(2) Investments, at cost                                     $   733,707   $   610,261   $ 17,235,808   $  1,722,977   $  7,059,370
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                               CS             CS          FID VIP        FID VIP
                                                             CALVERT VS      MID-CAP        SM CAP       GRO & INC,      MID CAP,
DEC. 31, 2006 (CONTINUED)                                    SOCIAL BAL       CORE          CORE I        SERV CL        SERV CL
ASSETS

Investments, at value(1),(2)                                 $   684,397   $   293,418   $    492,401   $  8,698,330   $ 13,810,641
Dividends receivable                                                  --            --             --             --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                          --            --             --             --             --
Receivable for share redemptions                                   7,783           243            501          7,502         20,889
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     692,180       293,661        492,902      8,705,832     13,831,530
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                    495           215            355          6,257          9,914
   Contract terminations                                           7,288            28            146          1,245         10,975
Payable for investments purchased                                     --            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,783           243            501          7,502         20,889
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                     $   684,397   $   293,418   $    492,401   $  8,698,330   $ 13,810,641
===================================================================================================================================
(1) Investment shares                                            337,141        21,832         31,564        543,306        399,267
(2) Investments, at cost                                     $   622,313   $   239,560   $    433,100   $  6,985,391   $  9,882,793
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


2 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                          FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT         GS VIT
                                                         OVERSEAS,    GLOBAL REAL EST,   SM CAP VAL,      TEMP FOR     MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                                 SERV CL           CL 2             CL 2        SEC, CL 2         INST
ASSETS

Investments, at value(1),(2)                            $ 3,409,876     $ 6,501,598       $ 3,481,084    $ 3,918,466   $ 10,183,478
Dividends receivable                                             --              --                --             --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                     --              --             1,481          3,772         26,192
Receivable for share redemptions                              3,587          49,514             2,468          2,807          7,230
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              3,413,463       6,551,112         3,485,033      3,925,045     10,216,900
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             2,449           4,659             2,468          2,807          7,230
   Contract terminations                                      1,138          44,855                --             --             --
Payable for investments purchased                                --              --             1,481          3,772         26,192
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             3,587          49,514             3,949          6,579         33,422
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                $ 3,409,876     $ 6,501,598       $ 3,481,084    $ 3,918,466   $ 10,183,478
===================================================================================================================================
(1) Investment shares                                       142,912         187,474           185,263        209,320        632,907
(2) Investments, at cost                                $ 2,361,557     $ 4,795,613       $ 2,766,325    $ 2,706,446   $  9,154,316
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                GS VIT        GS VIT     JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                              STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,    INTL GRO,     MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                                    CAP EQ, INST    EQ, INST        SERV           SERV           SERV
ASSETS

Investments, at value(1),(2)                                 $   894,111   $ 4,551,956   $  608,024     $ 5,009,379     $   511,093
Dividends receivable                                                  --            --           --              --              --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                          --            --           --          49,228             141
Receivable for share redemptions                                  28,583         8,698       32,107           3,493             364
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     922,694     4,560,654      640,131       5,062,100         511,598
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                    669         3,233          444           3,493             364
   Contract terminations                                          27,914         5,465       31,662              --              --
Payable for investments purchased                                     --            --           --          49,228             141
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 28,583         8,698       32,106          52,721             505
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                     $   894,111   $ 4,551,956   $  608,025     $ 5,009,379     $   511,093
===================================================================================================================================
(1) Investment shares                                             61,919       310,290      142,395          98,980          15,877
(2) Investments, at cost                                     $   799,295   $ 3,803,183   $  542,920     $ 2,963,042     $   368,787
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           LAZARD            MFS             MFS           PUT VT         PUT VT
                                                           RETIRE       INV GRO STOCK,     NEW DIS,      HI YIELD,     INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                               INTL EQ, SERV      SERV CL         SERV CL         CL IB           CL IB
ASSETS

Investments, at value(1),(2)                            $  2,888,504    $  1,895,350     $  1,530,207   $  1,088,419   $  1,039,929
Dividends receivable                                              --              --               --             --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                   3,846             578               --          2,150            795
Receivable for share redemptions                               2,050           1,361            1,125            775            748
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               2,894,400       1,897,289        1,531,332      1,091,344      1,041,472
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              2,050           1,361            1,099            775            747
   Contract terminations                                          --              --               26             --             --
Payable for investments purchased                              3,846             578               --          2,150            795
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              5,896           1,939            1,125          2,925          1,542
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                $  2,888,504    $  1,895,350     $  1,530,207   $  1,088,419   $  1,039,930
===================================================================================================================================
(1) Investment shares                                        193,990         181,721           89,225        139,900         56,982
(2) Investments, at cost                                $  2,178,262    $  1,639,335     $  1,212,044   $  1,039,947   $    648,755
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           PUT VT          PUT VT
                                                          NEW OPP,         VISTA,           RVS VP         RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                                   CL IA           CL IB            BAL         CASH MGMT       DIV BOND
ASSETS

Investments, at value(1),(2)                            $ 13,126,131     $   505,266     $ 28,569,339   $  6,414,367   $ 12,194,071
Dividends receivable                                              --              --               --         22,513         44,427
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                      --              85           33,744          1,969             --
Receivable for share redemptions                              18,697             365               --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              13,144,828         505,716       28,603,083      6,438,849     12,238,498
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              9,417             365           20,437          4,502          8,688
   Contract terminations                                       9,280              --               --             --         58,658
Payable for investments purchased                                 --              85               --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             18,697             450           20,437          4,502         67,346
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                $ 13,126,131     $   505,266     $ 28,582,646   $  6,434,347   $ 12,171,152
===================================================================================================================================
(1) Investment shares                                        644,702          34,372        1,829,866      6,416,655      1,164,473
(2) Investments, at cost                                $ 15,240,729     $   388,160     $ 26,040,441   $  6,414,359   $ 12,197,039
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


4 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               RVS VP        RVS VP         RVS VP         RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                                    DIV EQ INC     EMER MKTS     GLOBAL BOND        GRO      HI YIELD BOND
ASSETS

Investments, at value(1),(2)                               $ 20,062,042   $  2,460,375   $  2,412,771   $  3,094,528   $  4,773,800
Dividends receivable                                                 --             --          4,032             --         30,445
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                         --             --            537          1,863         14,399
Receivable for share redemptions                                     --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,062,042      2,460,375      2,417,340      3,096,391      4,818,644
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                14,239          1,753          1,709          2,188          3,435
   Contract terminations                                          3,178            928             --             --             --
Payable for investments purchased                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,417          2,681          1,709          2,188          3,435
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $ 20,044,625   $  2,457,694   $  2,415,631   $  3,094,203   $  4,815,209
===================================================================================================================================
(1) Investment shares                                         1,296,226        141,803        221,295        412,663        696,472
(2) Investments, at cost                                   $ 16,688,323   $  1,985,831   $  2,390,992   $  2,651,878   $  4,548,236
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               RVS VP        RVS VP        RVS VP        RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                                     INTL OPP      LG CAP EQ    MID CAP GRO     S&P 500     SHORT DURATION
ASSETS

Investments, at value(1),(2)                               $ 16,545,154   $ 43,524,136   $   412,733  $  7,126,349    $  3,467,462
Dividends receivable                                                 --             --            --            --          10,651
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                         --             --            42         4,755              --
Receivable for share redemptions                                     --             --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 16,545,154     43,524,136       412,775     7,131,104       3,478,113
==================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                11,857         31,167           293         5,116           2,490
   Contract terminations                                         40,101         22,967            --            --          18,986
Payable for investments purchased                                    --             --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                51,958         54,134           293         5,116          21,476
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $ 16,493,196   $ 43,470,002   $   412,482  $  7,125,988    $  3,456,637
==================================================================================================================================
(1) Investment shares                                         1,254,655      1,738,136        36,145       743,126         342,248
(2) Investments, at cost                                   $ 10,985,714   $ 35,255,440   $   428,551  $  5,762,190    $  3,521,078
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 5

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                 ROYCE
                                                                  RVS VP      MICRO-CAP,     THIRD AVE      WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                                       SM CAP ADV     INVEST CL        VAL       INTL SM CAP   U.S. SM CO
ASSETS

Investments, at value(1),(2)                                    $ 1,615,869   $ 7,121,969   $ 9,553,829   $ 7,609,951   $ 8,684,256
Dividends receivable                                                     --            --            --            --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                            124            --            --        11,958         7,166
Receivable for share redemptions                                         --        23,709        40,599         5,403         6,183
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,615,993     7,145,678     9,594,428     7,627,312     8,697,605
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                     1,150         5,115         6,863         5,403         6,183
   Contract terminations                                                 --        18,594        33,736            --            --
Payable for investments purchased                                        --            --            --        11,958         7,166
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,150        23,709        40,599        17,361        13,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                        $ 1,614,843   $ 7,121,969   $ 9,553,829   $ 7,609,951   $ 8,684,256
===================================================================================================================================
(1) Investment shares                                               124,040       494,581       320,169       182,187       238,841
(2) Investments, at cost                                        $ 1,609,806   $ 5,166,151   $ 6,663,523   $ 4,725,527   $ 6,632,504
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


6 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                               AIM VI          AIM VI        AIM VI         AC VP         AC VP
                                                             CAP APPR,        CAP DEV,      CORE EQ,        INTL,         VAL,
YEAR ENDED DEC. 31, 2006                                       SER I           SER I          SER I         CL I          CL I
INVESTMENT INCOME

Dividend income                                              $     498      $       --    $   106,438    $   33,684    $    97,547
Variable account expenses                                        7,347           6,602        175,275        20,273         65,848
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (6,849)         (6,602)       (68,837)       13,411         31,699
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         226,744         123,962      2,948,919       222,876        829,513
   Cost of investments sold                                    201,606          90,878      2,785,050       161,883        783,603
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                25,138          33,084        163,869        60,993         45,910
Distributions from capital gains                                    --          14,058             --            --        615,340
Net change in unrealized appreciation or depreciation
  of investments                                                22,602          64,481      2,721,512       409,760        501,935
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  47,740         111,623      2,885,381       470,753      1,163,185
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $  40,891      $  105,021    $ 2,816,544    $  484,164    $ 1,194,884
==================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                                CS             CS         FID VIP        FID VIP
                                                            CALVERT VS       MID-CAP         SM CAP      GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SOCIAL BAL         CORE          CORE I       SERV CL        SERV CL
INVESTMENT INCOME

Dividend income                                             $   15,512      $       --     $       --    $   64,755    $    32,876
Variable account expenses                                        5,738           2,953          4,682        74,430        118,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  9,774          (2,953)        (4,682)       (9,675)       (85,746)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         215,947         105,668        106,402       892,205      1,072,994
   Cost of investments sold                                    197,118          85,225         93,861       754,735        797,735
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                18,829          20,443         12,541       137,470        275,259
Distributions from capital gains                                11,903              --             --       201,695      1,484,205
Net change in unrealized appreciation or depreciation
  of investments                                                10,697         (13,383)        10,479       615,290       (305,528)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  41,429           7,060         23,020       954,455      1,453,936
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $   51,203      $    4,107     $   18,338    $  944,780    $ 1,368,190
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                            FID VIP        FTVIPT FRANK   FTVIPT FRANK     FTVIPT       GS VIT
                                                           OVERSEAS,     GLOBAL REAL EST,  SM CAP VAL,    TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SERV CL            CL 2           CL 2        SEC, CL 2      INST
INVESTMENT INCOME

Dividend income                                            $  20,846       $    109,416    $  18,505      $  42,408   $     91,869
Variable account expenses                                     26,502             50,409       27,260         31,630         80,723
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (5,656)            59,007       (8,755)        10,778         11,146
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       268,829            511,692      525,887        540,496        786,723
   Cost of investments sold                                  196,983            390,274      414,426        406,478        665,137
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              71,846            121,418      111,461        134,018        121,586
Distributions from capital gains                              16,227            424,942      103,548             --      1,012,084
Net change in unrealized appreciation or depreciation
  of investments                                             383,434            431,944      229,066        495,319        141,787
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               471,507            978,304      444,075        629,337      1,275,457
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
  operations                                               $ 465,851       $  1,037,311    $ 435,320      $ 640,115   $  1,286,603
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 7

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------------
                                                           GS VIT          GS VIT      JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                                         STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,     INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CAP EQ, INST      EQ, INST         SERV            SERV           SERV
INVESTMENT INCOME

Dividend income                                          $   5,997       $   46,964     $      --     $     69,037      $      --
Variable account expenses                                    7,598           35,758         4,798           32,717          4,626
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (1,601)          11,206        (4,798)          36,320         (4,626)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     173,032          339,392       223,476          198,269        150,017
   Cost of investments sold                                147,889          295,588       205,571          125,753        115,762
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            25,143           43,804        17,905           72,516         34,255
Distributions from capital gains                            65,455               --            --               --             --
Net change in unrealized appreciation or depreciation
  of investments                                            (2,142)         392,087        21,271        1,230,664         23,437
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              88,456          435,891        39,176        1,303,180         57,692
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $  86,855       $  447,097     $  34,378     $  1,339,500      $  53,066
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           LAZARD            MFS              MFS          PUT VT        PUT VT
                                                           RETIRE       INV GRO STOCK,      NEW DIS,      HI YIELD,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    INTL EQ, SERV      SERV CL          SERV CL         CL IB         CL IB
INVESTMENT INCOME

Dividend income                                          $   26,161      $       --      $       --      $  69,369     $   11,970
Variable account expenses                                    22,945          16,060          13,691          8,763          8,552
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               3,216         (16,060)        (13,691)        60,606          3,418
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                      339,663         342,672         368,093         91,706        166,467
   Cost of investments sold                                 265,156         307,935         303,766         91,015        112,861
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             74,507          34,737          64,327            691         53,606
Distributions from capital gains                            108,863              --          27,253             --             --
Net change in unrealized appreciation or depreciation
  of investments                                            299,072          95,067          96,782         29,131        154,117
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              482,442         129,804         188,362         29,822        207,723
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $  485,658      $  113,744      $  174,671      $  90,428     $  211,141
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
                                                           PUT VT         PUT VT
                                                           NEW OPP,        VISTA,          RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        CL IA          CL IB            BAL          CASH MGMT     DIV BOND
INVESTMENT INCOME

Dividend income                                          $    23,583     $      --     $    684,485     $  266,342   $    487,636
Variable account expenses                                    120,909         5,023          249,545         53,935        100,370
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (97,326)       (5,023)         434,940        212,407        387,266
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     2,105,448       162,369        3,591,582      3,358,629        705,051
   Cost of investments sold                                2,595,780       126,691        3,310,244      3,358,627        713,165
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (490,332)       35,678          281,338              2         (8,114)
Distributions from capital gains                                  --            --        1,558,194             --             --
Net change in unrealized appreciation or depreciation
  of investments                                           1,578,442        (8,803)       1,201,499              3         21,491
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             1,088,110        26,875        3,041,031              5         13,377
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $   990,784     $  21,852     $  3,475,971     $  212,412   $    400,643
==================================================================================================================================

See accompanying notes to financial statements.


8 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                RVS VP         RVS VP        RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          DIV EQ INC     EMER MKTS    GLOBAL BOND      GRO      HI YIELD BOND
INVESTMENT INCOME

Dividend income                                              $   226,118   $      6,999    $  68,288    $  22,606     $   315,003
Variable account expenses                                        145,294         18,897       18,802       23,261          38,138
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   80,824        (11,898)      49,486         (655)        276,865
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                           451,038        609,512      278,501      285,804         372,497
   Cost of investments sold                                      368,823        491,072      280,983      258,367         359,734
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  82,215        118,440       (2,482)      27,437          12,763
Distributions from capital gains                               1,146,122        267,561           --           --              --
Net change in unrealized appreciation or depreciation
  of investments                                               1,416,856        195,321       71,618      226,813         115,991
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 2,645,193        581,322       69,136      254,250         128,754
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $ 2,726,017   $    569,424    $ 118,622    $ 253,595     $   405,619
==================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                RVS VP        RVS VP         RVS VP       RVS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                           INTL OPP     LG CAP EQ     MID CAP GRO     S&P 500  SHORT DURATION
INVESTMENT INCOME

Dividend income                                              $   298,165   $    488,100    $     908    $  94,239     $   125,560
Variable account expenses                                        140,062        369,349        2,750       58,389          29,628
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  158,103        118,751       (1,842)      35,850          95,932
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         1,647,093      5,537,251       72,637      913,255         310,940
   Cost of investments sold                                    1,182,524      4,849,135       74,470      787,191         317,105
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 464,569        688,116       (1,833)     126,064          (6,165)
Distributions from capital gains                                      --             --       18,604       31,202              --
Net change in unrealized appreciation or depreciation
  of investments                                               2,562,258      4,549,452      (23,244)     680,420           7,547
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 3,026,827      5,237,568       (6,473)     837,686           1,382
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $ 3,184,930   $  5,356,319    $  (8,315)   $ 873,536     $    97,314
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                                              ROYCE
                                                               RVS VP       MICRO-CAP,      THIRD AVE      WANGER        WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         SM CAP ADV     INVEST CL          VAL       INTL SM CAP   U.S. SM CO
INVESTMENT INCOME

Dividend income                                             $       640    $     12,173    $   115,648   $   29,496    $   17,284
Variable account expenses                                        13,878          60,085         80,684       54,620        72,291
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,238)        (47,912)        34,964      (25,124)      (55,007)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                          259,774         768,134        989,502      512,316       501,767
   Cost of investments sold                                     238,868         549,637        685,328      346,827       388,590
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 20,906         218,497        304,174      165,489       113,177
Distributions from capital gains                                204,799         370,795        393,910           --       243,808
Net change in unrealized appreciation or depreciation
  of investments                                                (68,224)        641,106        465,535    1,661,644       227,212
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  157,481       1,230,398      1,163,619    1,827,133       584,197
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $   144,243    $  1,182,486    $ 1,198,583   $1,802,009    $  529,190
==================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             AIM VI         AIM VI          AIM VI          AC VP          AC VP
                                                           CAP APPR,       CAP DEV,        CORE EQ,         INTL,          VAL,
YEAR ENDED DEC. 31, 2006                                     SER I           SER I          SER I           CL I           CL I
OPERATIONS

Investment income (loss) -- net                          $    (6,849)    $    (6,602)   $    (68,837)   $    13,411    $    31,699
Net realized gain (loss) on sales of investments              25,138          33,084         163,869         60,993         45,910
Distributions from capital gains                                  --          14,058              --             --        615,340
Net change in unrealized appreciation or depreciation
  of investments                                              22,602          64,481       2,721,512        409,760        501,935
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             40,891         105,021       2,816,544        484,164      1,194,884
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    87,096          72,868       1,689,322        185,634        712,453
Net transfers(1)                                             123,231          24,359      (1,820,548)        87,805        151,892
Transfers for policy loans                                   (24,039)         (6,341)       (153,578)       (14,562)       (15,112)
Policy charges                                               (22,285)        (19,067)       (844,477)       (51,575)      (218,029)
Contract terminations:
   Surrender benefits                                        (31,736)         (9,880)     (1,147,032)       (90,698)      (353,227)
   Death benefits                                                 --          (2,842)        (19,246)            --         (2,090)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               132,267          59,097      (2,295,559)       116,604        275,887
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              671,753         658,747      19,314,542      1,950,523      6,826,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $   844,911     $   822,865    $ 19,835,527    $ 2,551,291    $ 8,297,448
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       902,236         553,180      12,206,462      2,222,801      4,356,914
Contract purchase payments                                   115,532          56,357       1,005,064        192,811        428,607
Net transfers(1)                                             163,087          18,371      (1,086,983)        90,524         73,079
Transfers for policy loans                                   (32,290)         (4,837)        (90,640)       (13,591)        (9,396)
Policy charges                                               (29,478)        (14,701)       (502,809)       (53,384)      (131,305)
Contract terminations:
   Surrender benefits                                        (41,829)         (7,735)       (680,722)       (92,620)      (213,194)
   Death benefits                                                 --          (2,270)        (11,714)            --         (1,309)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,077,258         598,365      10,838,658      2,346,541      4,503,396
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


10 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                                CS            CS          FID VIP        FID VIP
                                                             CALVERT VS      MID-CAP        SM CAP       GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         SOCIAL BAL        CORE         CORE I        SERV CL        SERV CL
OPERATIONS

Investment income (loss) -- net                              $    9,774    $   (2,953)   $   (4,682)   $    (9,675)   $    (85,746)
Net realized gain (loss) on sales of investments                 18,829        20,443        12,541        137,470         275,259
Distributions from capital gains                                 11,903            --            --        201,695       1,484,205
Net change in unrealized appreciation or depreciation of
  investments                                                    10,697       (13,383)       10,479        615,290        (305,528)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                51,203         4,107        18,338        944,780       1,368,190
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                       76,289        33,854        52,646        883,591       1,192,439
Net transfers(1)                                               (129,419)      (75,208)      (59,573)      (231,537)        562,677
Transfers for policy loans                                       (2,464)          460        (1,434)       (82,658)       (147,699)
Policy charges                                                  (21,717)      (16,507)      (17,375)      (256,041)       (385,932)
Contract terminations:
   Surrender benefits                                           (13,608)      (12,770)      (24,975)      (305,329)       (485,866)
   Death benefits                                                    --            --            --        (18,905)         (8,932)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (90,919)      (70,171)      (50,711)       (10,879)        726,687
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 724,113       359,482       524,774      7,764,429      11,715,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  684,397    $  293,418    $  492,401    $ 8,698,330    $ 13,810,641
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          729,956       381,417       813,210      7,704,568       6,655,745
Contract purchase payments                                       75,220        35,648        78,378        840,950         633,858
Net transfers(1)                                               (128,392)      (78,776)      (91,103)      (213,578)        288,509
Transfers for policy loans                                       (2,274)          703        (2,286)       (76,325)        (79,764)
Policy charges                                                  (21,422)      (17,424)      (26,051)      (243,297)       (205,202)
Contract terminations:
   Surrender benefits                                           (13,091)      (13,267)      (37,258)      (289,031)       (257,663)
   Death benefits                                                    --            --            --        (16,766)         (4,854)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                639,997       308,301       734,890      7,706,521       7,030,629
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                           FID VIP       FTVIPT FRANK    FTVIPT FRANK     FTVIPT         GS VIT
                                                          OVERSEAS,    GLOBAL REAL EST,   SM CAP VAL,    TEMP FOR     MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       SERV CL           CL 2            CL 2        SEC, CL 2        INST
OPERATIONS

Investment income (loss) -- net                          $    (5,656)    $    59,007     $    (8,755)  $    10,778    $     11,146
Net realized gain (loss) on sales of investments              71,846         121,418         111,461       134,018         121,586
Distributions from capital gains                              16,227         424,942         103,548            --       1,012,084
Net change in unrealized appreciation or depreciation
  of investments                                             383,434         431,944         229,066       495,319         141,787
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            465,851       1,037,311         435,320       640,115       1,286,603
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   275,033         811,457         565,387       369,427       1,371,844
Net transfers(1)                                             379,507          94,127         131,930       (46,312)        287,393
Transfers for policy loans                                   (17,041)        (59,366)        (22,593)      (57,391)        (88,282)
Policy charges                                               (71,258)       (175,552)        (99,295)      (77,981)       (276,215)
Contract terminations:
   Surrender benefits                                        (96,892)       (180,152)       (119,454)     (128,808)       (364,232)
   Death benefits                                             (9,444)         (8,376)         (6,061)       (7,991)        (12,004)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               459,905         482,138         449,914        50,944         918,504
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            2,484,120       4,982,149       2,595,850     3,227,407       7,978,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 3,409,876     $ 6,501,598     $ 3,481,084   $ 3,918,466    $ 10,183,478
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     2,222,524       2,155,260       1,369,287     2,780,976      3,988,700
Contract purchase payments                                   231,861         331,755         272,139       294,535        645,626
Net transfers(1)                                             316,590          39,691          62,827       (55,723)       135,806
Transfers for policy loans                                   (13,423)        (24,513)        (11,279)      (46,441)       (41,280)
Policy charges                                               (59,958)        (71,734)        (47,898)      (61,988)      (130,252)
Contract terminations:
   Surrender benefits                                        (80,419)        (73,610)        (58,479)      (99,623)      (170,759)
   Death benefits                                             (7,295)         (3,602)         (2,720)       (6,409)        (5,541)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,609,880       2,353,247       1,583,877     2,805,327      4,422,300
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


12 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              GS VIT         GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                            STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CAP EQ, INST     EQ, INST         SERV           SERV           SERV
OPERATIONS

Investment income (loss) -- net                            $    (1,601)    $    11,206    $    (4,798)   $    36,320    $    (4,626)
Net realized gain (loss) on sales of investments                25,143          43,804         17,905         72,516         34,255
Distributions from capital gains                                65,455              --             --             --             --
Net change in unrealized appreciation or depreciation
  of investments                                                (2,142)        392,087         21,271      1,230,664         23,437
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                               86,855         447,097         34,378      1,339,500         53,066
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      80,652         661,062         74,309        436,180         53,485
Net transfers(1)                                               161,730         437,249        157,553      1,049,503        (83,562)
Transfers for policy loans                                     (30,856)          1,386        (29,126)       (40,087)        12,225
Policy charges                                                 (20,131)       (121,421)       (23,872)      (102,010)       (15,956)
Contract terminations:
   Surrender benefits                                          (46,455)        (72,703)       (11,000)      (125,705)        (9,750)
   Death benefits                                               (8,727)        (15,188)        (1,813)            --         (4,527)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 136,213         890,385        166,051      1,217,881        (48,085)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                671,043       3,214,474        407,596      2,451,998        506,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   894,111     $ 4,551,956    $   608,025    $ 5,009,379    $   511,093
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         443,184       3,243,891        827,537      2,282,196        785,974
Contract purchase payments                                      50,369         636,995        148,618        336,411         79,392
Net transfers(1)                                               102,569         422,965        312,820        795,132       (131,234)
Transfers for policy loans                                     (19,603)          2,056        (60,332)       (33,030)        18,343
Policy charges                                                 (12,580)       (117,129)       (47,786)       (78,486)       (23,710)
Contract terminations:
   Surrender benefits                                          (28,086)        (69,271)       (21,630)       (93,882)       (14,729)
   Death benefits                                               (5,157)        (13,632)        (4,015)            --         (7,172)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               530,696       4,105,875      1,155,212      3,208,341        706,864
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             LAZARD           MFS            MFS          PUT VT         PUT VT
                                                             RETIRE       INV GRO STOCK,  NEW DIS,       HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      INTL EQ, SERV     SERV CL        SERV CL         CL IB          CL IB
OPERATIONS

Investment income (loss) -- net                           $      3,216    $   (16,060)   $   (13,691)   $    60,606    $     3,418
Net realized gain (loss) on sales of investments                74,507         34,737         64,327            691         53,606
Distributions from capital gains                               108,863             --         27,253             --             --
Net change in unrealized appreciation or depreciation
  of investments                                               299,072         95,067         96,782         29,131        154,117
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              485,658        113,744        174,671         90,428        211,141
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     427,953        294,795        225,570         88,885         84,113
Net transfers(1)                                                74,499       (173,856)      (279,475)       117,652        (51,768)
Transfers for policy loans                                     (26,912)        (2,910)       (13,078)        (5,754)       (10,370)
Policy charges                                                 (67,064)       (63,974)       (62,263)       (24,246)       (24,844)
Contract terminations:
   Surrender benefits                                         (110,987)       (38,972)       (52,680)       (49,387)       (34,102)
   Death benefits                                               (7,912)            --             --             --         (2,868)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 289,577         15,083       (181,926)       127,150        (39,839)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              2,113,269      1,766,523      1,537,462        870,841        868,628
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  2,888,504    $ 1,895,350    $ 1,530,207    $ 1,088,419    $ 1,039,930
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       2,006,447      2,561,623      1,710,543        626,300        890,656
Contract purchase payments                                     370,853        421,768        240,736         61,769         77,436
Net transfers(1)                                                65,339       (246,228)      (294,211)        81,699        (49,379)
Transfers for policy loans                                     (23,076)        (4,666)       (14,762)        (4,079)        (9,071)
Policy charges                                                 (57,816)       (91,492)       (66,241)       (16,823)       (22,776)
Contract terminations:
   Surrender benefits                                          (96,361)       (56,502)       (54,957)       (34,223)       (30,976)
   Death benefits                                               (6,941)            --             --             --         (2,840)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,258,445      2,584,503      1,521,108        714,643        853,050
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


14 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           PUT VT         PUT VT
                                                          NEW OPP,        VISTA,          RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CL IA           CL IB           BAL          CASH MGMT       DIV BOND
OPERATIONS

Investment income (loss) -- net                         $    (97,326)   $    (5,023)   $    434,940   $    212,407    $    387,266
Net realized gain (loss) on sales of investments            (490,332)        35,678         281,338              2          (8,114)
Distributions from capital gains                                  --             --       1,558,194             --              --
Net change in unrealized appreciation or depreciation
  of investments                                           1,578,442         (8,803)      1,201,499              3          21,491
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            990,784         21,852       3,475,971        212,412         400,643
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 1,321,153         69,123       2,454,167      2,387,828       1,600,179
Net transfers(1)                                          (1,206,573)      (113,930)     (1,706,961)      (382,876)        704,612
Transfers for policy loans                                  (138,042)           407        (162,936)        (5,113)        (76,743)
Policy charges                                              (621,737)       (18,601)     (1,760,295)      (576,470)       (612,892)
Contract terminations:
   Surrender benefits                                       (949,404)       (18,258)     (1,502,585)      (204,192)       (376,009)
   Death benefits                                             (6,638)            --         (31,426)            --          (2,484)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,601,241)       (81,259)     (2,710,036)     1,219,177       1,236,663
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           13,736,588        564,673      27,816,711      5,002,758      10,533,846
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 13,126,131    $   505,266    $ 28,582,646   $  6,434,347    $ 12,171,152
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    10,054,293        788,826      29,353,102      4,825,624       8,613,014
Contract purchase payments                                   942,742         94,336       2,471,072      2,267,296       1,300,979
Net transfers(1)                                            (859,374)      (158,161)     (1,734,916)      (354,310)        571,324
Transfers for policy loans                                   (99,426)           398        (164,975)        (4,890)        (63,140)
Policy charges                                              (445,066)       (25,468)     (1,775,497)      (547,147)       (498,342)
Contract terminations:
   Surrender benefits                                       (680,958)       (24,481)     (1,510,992)      (193,081)       (304,729)
   Death benefits                                             (4,827)            --         (32,138)            --          (2,035)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           8,907,384        675,450      26,605,656      5,993,492       9,617,071
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       DIV EQ INC      EMER MKTS     GLOBAL BOND        GRO       HI YIELD BOND
OPERATIONS

Investment income (loss) -- net                            $    80,824    $   (11,898)   $    49,486    $      (655)   $   276,865
Net realized gain (loss) on sales of investments                82,215        118,440         (2,482)        27,437         12,763
Distributions from capital gains                             1,146,122        267,561             --             --             --
Net change in unrealized appreciation or depreciation
  of investments                                             1,416,856        195,321         71,618        226,813        115,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            2,726,017        569,424        118,622        253,595        405,619
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   2,521,462        290,311        393,760        444,732        761,191
Net transfers(1)                                             3,679,496        161,687        152,762        615,922        200,436
Transfers for policy loans                                    (174,578)       (24,239)        (5,403)       (19,179)       (31,309)
Policy charges                                                (557,242)       (65,147)       (77,186)       (97,447)      (161,846)
Contract terminations:
   Surrender benefits                                         (536,239)       (50,222)       (34,567)       (91,467)      (129,396)
   Death benefits                                               (6,202)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               4,926,697        312,390        429,366        852,561        639,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             12,391,911      1,575,880      1,867,643      1,988,047      3,770,514
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $20,044,625    $ 2,457,694    $ 2,415,631    $ 3,094,203    $ 4,815,209
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       8,145,651        815,446      1,346,188      3,190,069      2,899,748
Contract purchase payments                                   1,514,305        133,283        276,453        692,685        563,178
Net transfers(1)                                             2,206,359         73,749        105,503        949,155        145,912
Transfers for policy loans                                    (105,710)       (10,926)        (3,830)       (29,683)       (23,178)
Policy charges                                                (334,684)       (30,079)       (54,277)      (152,290)      (119,536)
Contract terminations:
   Surrender benefits                                         (319,948)       (23,185)       (23,992)      (139,892)       (94,319)
   Death benefits                                               (3,424)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            11,102,549        958,288      1,646,045      4,510,044      3,371,805
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


16 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        INTL OPP       LG CAP EQ     MID CAP GRO      S&P 500    SHORT DURATION
OPERATIONS

Investment income (loss) -- net                           $    158,103   $    118,751    $    (1,842)   $    35,850    $    95,932
Net realized gain (loss) on sales of investments               464,569        688,116         (1,833)       126,064         (6,165)
Distributions from capital gains                                    --             --         18,604         31,202             --
Net change in unrealized appreciation or depreciation
  of investments                                             2,562,258      4,549,452        (23,244)       680,420          7,547
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            3,184,930      5,356,319         (8,315)       873,536         97,314
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   1,202,772      4,054,092         78,519      1,123,753        511,681
Net transfers(1)                                              (481,247)     1,957,428        265,058       (193,697)       162,841
Transfers for policy loans                                    (167,816)      (353,161)           (13)      (181,792)       (31,771)
Policy charges                                                (668,921)    (2,392,468)       (15,131)      (215,956)      (186,347)
Contract terminations:
   Surrender benefits                                         (767,062)    (2,284,955)       (20,201)      (330,251)      (126,901)
   Death benefits                                               (4,868)       (30,197)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (887,142)       950,739        308,232        202,057        329,503
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             14,195,408     37,162,944        112,565      6,050,395      3,029,820
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 16,493,196   $ 43,470,002    $   412,482    $ 7,125,988    $ 3,456,637
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      19,504,472     48,497,209         86,130      6,572,898      2,686,064
Contract purchase payments                                   1,485,667      5,050,424         61,979      1,161,566        449,722
Net transfers(1)                                              (595,084)     2,399,420        198,108       (205,420)       144,014
Transfers for policy loans                                    (206,307)      (440,214)           (22)      (182,731)       (28,000)
Policy charges                                                (827,012)    (2,985,693)       (11,932)      (223,326)      (163,745)
Contract terminations:
   Surrender benefits                                         (941,015)    (2,833,632)       (15,571)      (345,994)      (110,432)
   Death benefits                                               (6,075)       (38,485)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            18,414,646     49,649,029        318,692      6,776,993      2,977,623
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 17

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                              ROYCE
                                                              RVS VP        MICRO-CAP,     THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SM CAP ADV      INVEST CL         VAL       INTL SM CAP     U.S. SM CO
OPERATIONS

Investment income (loss) -- net                            $   (13,238)   $   (47,912)   $    34,964    $   (25,124)   $   (55,007)
Net realized gain (loss) on sales of investments                20,906        218,497        304,174        165,489        113,177
Distributions from capital gains                               204,799        370,795        393,910             --        243,808
Net change in unrealized appreciation or depreciation
  of investments                                               (68,224)       641,106        465,535      1,661,644        227,212
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              144,243      1,182,486      1,198,583      1,802,009        529,190
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     327,142        575,031        742,579        898,812      1,436,674
Net transfers(1)                                              (114,443)        (3,663)       (29,248)       964,340        172,547
Transfers for policy loans                                      (9,717)       (80,521)      (151,391)       (38,788)       (21,493)
Policy charges                                                 (58,720)      (201,155)      (219,114)      (181,714)      (318,563)
Contract terminations:
   Surrender benefits                                          (36,934)      (234,408)      (276,952)      (210,793)      (262,347)
   Death benefits                                               (2,750)        (8,646)        (7,233)            --        (12,511)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 104,578         46,638         58,641      1,431,857        994,307
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,366,022      5,892,845      8,296,605      4,376,085      7,160,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 1,614,843    $ 7,121,969    $ 9,553,829    $ 7,609,951    $ 8,684,256
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       1,025,609      2,836,500      3,979,637      3,189,560      4,101,564
Contract purchase payments                                     230,217        249,497        331,288        559,024        797,338
Net transfers(1)                                               (83,851)        (2,408)       (26,404)       598,118         96,948
Transfers for policy loans                                      (7,051)       (35,163)       (67,224)       (24,677)       (12,174)
Policy charges                                                 (41,508)       (87,417)       (97,703)      (112,794)      (177,083)
Contract terminations:
   Surrender benefits                                          (26,109)      (100,005)      (122,408)      (128,813)      (147,098)
   Death benefits                                               (1,976)        (3,886)        (3,374)            --         (6,727)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             1,095,331      2,857,118      3,993,812      4,080,418      4,652,768
===================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfer from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


18 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                            AIM VI         AIM VI          AIM VI          AC VP          AC VP
                                                          CAP APPR,       CAP DEV,        CORE EQ,         INTL,          VAL,
YEAR ENDED DEC. 31, 2005                                    SER I           SER I          SER I           CL I           CL I
OPERATIONS

Investment income (loss) -- net                          $    (4,695)    $    (5,446)   $    112,458    $     3,130    $    (4,624)
Net realized gain (loss) on sales of investments               5,851          20,717        (118,683)        21,509         46,985
Distributions from capital gains                                  --              --              --             --        591,503
Net change in unrealized appreciation or depreciation
  of investments                                              49,184          39,065         820,459        176,012       (357,660)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             50,340          54,336         814,234        200,651        276,204
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    78,450          78,856       2,088,906        187,096        799,637
Net transfers(1)                                             114,667          22,015      (2,306,557)       181,457        590,237
Transfers for policy loans                                   (10,032)            (62)       (143,224)        (2,862)         4,619
Policy charges                                               (19,674)        (16,466)       (920,532)       (45,581)      (219,451)
Contract terminations:
   Surrender benefits                                         (8,278)        (39,302)       (947,909)       (28,803)      (227,131)
   Death benefits                                                 --              --          (5,245)        (1,124)       (15,787)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               155,133          45,041      (2,234,561)       290,183        932,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              466,280         559,370      20,734,869      1,459,689      5,618,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $   671,753     $   658,747    $ 19,314,542    $ 1,950,523    $ 6,826,677
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       675,536         510,263      13,676,647      1,867,018      3,732,567
Contract purchase payments                                   113,925          71,616       1,375,399        236,092        530,208
Net transfers(1)                                             168,358          22,308      (1,473,718)       218,031        410,674
Transfers for policy loans                                   (14,663)             93         (93,836)        (2,503)         3,852
Policy charges                                               (28,839)        (14,867)       (651,185)       (57,294)      (159,734)
Contract terminations:
   Surrender benefits                                        (12,081)        (36,233)       (623,366)       (37,071)      (150,592)
   Death benefits                                                 --              --          (3,479)        (1,472)       (10,061)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             902,236         553,180      12,206,462      2,222,801      4,356,914
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                             CS             CS           FID VIP        FID VIP
                                                          CALVERT VS       MID-CAP        SM CAP       GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SOCIAL BAL        CORE          CORE I         SERV CL        SERV CL
OPERATIONS

Investment income (loss) -- net                           $     6,272    $    (3,176)   $    (4,651)   $    30,630    $     61,427
Net realized gain (loss) on sales of investments               15,872          9,538          4,898         49,351         160,017
Distributions from capital gains                                   --             --             --             --              --
Net change in unrealized appreciation or depreciation
  of investments                                               12,675         13,564        (20,429)       400,838       1,453,305
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              34,819         19,926        (20,182)       480,819       1,674,749
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     85,620         40,038         61,792      1,027,352       1,167,400
Net transfers(1)                                              166,888        (34,667)       (13,572)       393,966         768,258
Transfers for policy loans                                     (8,244)        (1,405)         1,094        (21,318)        (54,142)
Policy charges                                                (22,172)       (21,073)       (21,839)      (258,707)       (345,806)
Contract terminations:
   Surrender benefits                                         (18,097)        (4,541)        (6,926)      (401,378)       (401,475)
   Death benefits                                                  --             --             --         (2,598)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                203,995        (21,648)        20,549        737,317       1,134,235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               485,299        361,204        524,407      6,546,293       8,906,780
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   724,113    $   359,482    $   524,774    $ 7,764,429    $ 11,715,764
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        512,217        406,304        783,837      6,923,389       5,927,574
Contract purchase payments                                     89,556         44,547         96,334      1,089,360         740,915
Net transfers(1)                                              180,966        (39,413)       (24,393)       431,293         495,525
Transfers for policy loans                                     (8,844)        (1,531)         2,042        (20,953)        (31,828)
Policy charges                                                (24,983)       (23,385)       (33,814)      (288,024)       (222,407)
Contract terminations:
   Surrender benefits                                         (18,956)        (5,105)       (10,796)      (427,663)       (254,034)
   Death benefits                                                  --             --             --         (2,834)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              729,956        381,417        813,210      7,704,568       6,655,745
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


20 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                           FID VIP        FTVIPT FRANK     FTVIPT FRANK    FTVIPT        GS VIT
                                                          OVERSEAS,     GLOBAL REAL EST,   SM CAP VAL,    TEMP FOR     MID CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       SERV CL            CL 2            CL 2        SEC, CL 2       INST
OPERATIONS

Investment income (loss) -- net                          $    (7,411)     $    19,163      $    (3,175)  $     7,039   $   (15,816)
Net realized gain (loss) on sales of investments              21,822           59,787           23,852        47,081        32,187
Distributions from capital gains                               9,249          245,958           12,477            --       733,177
Net change in unrealized appreciation or depreciation
  of investments                                             337,178          193,836          140,734       215,120        (6,702)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            360,838          518,744          173,888       269,240       742,846
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   262,586          710,859          481,943       423,644     1,067,413
Net transfers(1)                                             193,219          451,928          702,219       342,989     1,675,504
Transfers for policy loans                                    (6,384)         (22,423)         (20,942)       (6,698)      (31,314)
Policy charges                                               (58,898)        (136,814)         (76,322)      (74,780)     (234,533)
Contract terminations:
   Surrender benefits                                        (41,019)         (84,331)         (56,417)     (126,986)     (280,894)
   Death benefits                                                 --           (4,866)              --        (8,903)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               349,504          914,353        1,030,481       549,266     2,196,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,773,778        3,549,052        1,391,481     2,408,901     5,039,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 2,484,120      $ 4,982,149      $ 2,595,850   $ 3,227,407   $ 7,978,371
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     1,871,269        1,726,648          791,312     2,266,315     2,817,078
Contract purchase payments                                   270,526          332,786          267,590       392,476       567,329
Net transfers(1)                                             191,648          213,540          397,732       330,277       895,507
Transfers for policy loans                                    (6,790)         (10,218)         (11,883)       (6,062)      (17,304)
Policy charges                                               (60,648)         (66,721)         (44,529)      (76,784)     (124,511)
Contract terminations:
   Surrender benefits                                        (43,481)         (38,668)         (30,935)     (117,582)     (149,399)
   Death benefits                                                 --           (2,107)              --        (7,664)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,222,524        2,155,260        1,369,287     2,780,976     3,988,700
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             GS VIT         GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                           STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      CAP EQ, INST     EQ, INST         SERV           SERV           SERV
OPERATIONS

Investment income (loss) -- net                           $    (4,212)    $     3,680    $    (2,980)   $     3,604    $    (4,214)
Net realized gain (loss) on sales of investments               26,900          13,277           (580)        73,726         16,948
Distributions from capital gains                               58,429              --             --             --             --
Net change in unrealized appreciation or depreciation
  of investments                                              (50,396)        186,085         43,853        477,647         38,448
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              30,721         203,042         40,293        554,977         51,182
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     81,982         462,901         68,473        319,752         77,792
Net transfers(1)                                              (69,785)      1,425,809         54,972         (7,138)       (33,160)
Transfers for policy loans                                     (1,741)        (13,373)        (5,522)        (5,221)         3,996
Policy charges                                                (18,652)        (83,427)       (20,507)       (65,779)       (16,840)
Contract terminations:
   Surrender benefits                                         (16,421)        (59,323)       (14,140)       (35,492)        (8,803)
   Death benefits                                                  --              --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (24,617)      1,732,587         83,276        206,122         22,985
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               664,939       1,278,845        284,027      1,690,899        431,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   671,043     $ 3,214,474    $   407,596    $ 2,451,998    $   506,112
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        461,623       1,362,349        637,551      2,057,932        744,799
Contract purchase payments                                     56,611         498,201        155,178        366,356        132,753
Net transfers(1)                                              (49,238)      1,551,746        125,734        (16,285)       (57,363)
Transfers for policy loans                                     (1,251)        (11,983)       (11,876)        (5,794)         9,657
Policy charges                                                (12,904)        (93,372)       (46,220)       (79,233)       (28,488)
Contract terminations:
   Surrender benefits                                         (11,657)        (63,050)       (32,830)       (40,780)       (15,384)
   Death benefits                                                  --              --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              443,184       3,243,891        827,537      2,282,196        785,974
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


22 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                            LAZARD            MFS             MFS         PUT VT        PUT VT
                                                            RETIRE       INV GRO STOCK,    NEW DIS,      HI YIELD,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     INTL EQ, SERV      SERV CL         SERV CL        CL IB         CL IB
OPERATIONS

Investment income (loss) -- net                          $     2,307    $   (11,721)    $   (13,818)   $    57,454    $    (2,018)
Net realized gain (loss) on sales of investments              51,940          7,422          28,744            262         40,725
Distributions from capital gains                              29,347             --              --             --             --
Net change in unrealized appreciation or depreciation
  of investments                                             114,084         61,443          39,399        (40,425)        88,792
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            197,678         57,144          54,325         17,291        127,499
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   336,854        313,345         286,260         90,487         92,929
Net transfers(1)                                              65,882        112,574        (297,689)        54,783          1,707
Transfers for policy loans                                    (5,293)        (9,866)         (3,553)        (4,897)       (11,146)
Policy charges                                               (49,004)       (66,869)        (71,185)       (21,213)       (24,078)
Contract terminations:
   Surrender benefits                                        (37,928)       (37,145)        (62,014)       (22,426)       (30,988)
   Death benefits                                                 --             --          (3,615)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               310,511        312,039        (151,796)        96,734         28,424
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,605,080      1,397,340       1,634,933        756,816        712,705
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 2,113,269    $ 1,766,523     $ 1,537,462    $   870,841    $   868,628
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     1,671,181      2,092,999       1,893,462        556,138        857,266
Contract purchase payments                                   348,976        475,641         344,423         66,195        106,412
Net transfers(1)                                              80,984        169,055        (356,287)        39,421          1,908
Transfers for policy loans                                    (5,488)       (14,699)         (3,463)        (3,360)       (12,738)
Policy charges                                               (50,530)      (105,929)        (89,569)       (15,519)       (27,375)
Contract terminations:
   Surrender benefits                                        (38,676)       (55,444)        (73,991)       (16,575)       (34,817)
   Death benefits                                                 --             --          (4,032)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,006,447      2,561,623       1,710,543        626,300        890,656
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           PUT VT         PUT VT
                                                          NEW OPP,        VISTA,          RVS VP         RVS VP           RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       CL IA           CL IB           BAL          CASH MGMT        DIV BOND
OPERATIONS

Investment income (loss) -- net                         $    (72,098)   $    (4,560)   $    481,684    $     81,014    $    278,632
Net realized gain (loss) on sales of investments            (921,328)        12,601         230,452               2           6,379
Distributions from capital gains                                  --             --         838,834              --              --
Net change in unrealized appreciation or depreciation
  of investments                                           2,167,795         48,080        (726,612)              4        (166,340)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          1,174,369         56,121         824,358          81,020         118,671
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 1,600,181         72,991       2,795,911       2,023,514       1,414,219
Net transfers(1)                                          (1,981,425)        (3,295)     (2,068,258)     (1,212,024)        605,757
Transfers for policy loans                                  (146,534)        (1,835)       (239,638)        177,410         (32,961)
Policy charges                                              (675,709)       (19,158)     (1,891,264)       (549,888)       (590,644)
Contract terminations:
   Surrender benefits                                       (611,164)       (18,867)     (1,237,409)       (155,309)       (532,633)
   Death benefits                                             (4,318)            --          (9,041)         (2,785)         (3,944)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,818,969)        29,836      (2,649,699)        280,918         859,794
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           14,381,188        478,716      29,642,052       4,640,820       9,555,381
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 13,736,588    $   564,673    $ 27,816,711    $  5,002,758    $ 10,533,846
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    11,508,804        743,322      32,215,373       4,552,305       7,907,257
Contract purchase payments                                 1,267,084        112,053       3,022,398       1,971,874       1,162,940
Net transfers(1)                                          (1,566,517)        (5,656)     (2,187,931)     (1,172,857)        515,817
Transfers for policy loans                                  (117,863)        (2,851)       (258,803)        174,086         (27,074)
Policy charges                                              (549,456)       (29,151)     (2,089,690)       (545,743)       (504,600)
Contract terminations:
   Surrender benefits                                       (484,242)       (28,891)     (1,338,479)       (151,325)       (438,099)
   Death benefits                                             (3,517)            --          (9,766)         (2,716)         (3,227)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          10,054,293        788,826      29,353,102       4,825,624       8,613,014
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


24 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       DIV EQ INC      EMER MKTS     GLOBAL BOND        GRO       HI YIELD BOND
OPERATIONS

Investment income (loss) -- net                            $    67,524    $    (6,245)   $    42,955    $    (7,245)   $   183,714
Net realized gain (loss) on sales of investments                33,462         10,615            (40)        18,831         10,791
Distributions from capital gains                               452,087         66,157          8,074             --             --
Net change in unrealized appreciation or depreciation
  of investments                                               692,772        234,736       (138,230)        97,663        (87,216)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            1,245,845        305,263        (87,241)       109,249        107,289
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   1,584,775        154,278        346,355        252,912        677,450
Net transfers(1)                                             3,360,409        731,612        598,699        572,212        354,235
Transfers for policy loans                                     (35,784)        (4,995)        (5,271)         7,067         (6,834)
Policy charges                                                (372,712)       (34,807)       (61,700)       (65,285)      (126,775)
Contract terminations:
   Surrender benefits                                         (271,220)        (6,013)       (24,955)       (36,705)       (82,188)
   Death benefits                                                   --             --             --             --        (10,772)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               4,265,468        840,075        853,128        730,201        805,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              6,880,598        430,542      1,101,756      1,148,597      2,858,109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $12,391,911    $ 1,575,880    $ 1,867,643    $ 1,988,047    $ 3,770,514
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       5,087,811        295,436        747,714      1,983,907      2,266,069
Contract purchase payments                                   1,130,938         96,041        243,739        426,546        532,838
Net transfers(1)                                             2,423,647        452,210        420,625        938,556        290,681
Transfers for policy loans                                     (25,686)        (2,783)        (3,629)        12,151         (5,304)
Policy charges                                                (277,397)       (21,445)       (44,852)      (110,384)      (111,607)
Contract terminations:
   Surrender benefits                                         (193,662)        (4,013)       (17,409)       (60,707)       (64,621)
   Death benefits                                                   --             --             --             --         (8,308)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             8,145,651        815,446      1,346,188      3,190,069      2,899,748
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP          RVS VP          RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      INTL OPP       LG CAP EQ        S&P 500     SHORT DURATION    SM CAP ADV
OPERATIONS

Investment income (loss) -- net                         $     66,770    $     81,167    $     26,330   $     57,870    $    (11,013)
Net realized gain (loss) on sales of investments             184,519         357,163          44,082         (8,377)         23,285
Distributions from capital gains                                  --              --          14,697             --         171,468
Net change in unrealized appreciation or depreciation
  of investments                                           1,393,204       1,447,258         128,692        (29,646)       (132,078)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          1,644,493       1,885,588         213,801         19,847          51,662
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 1,406,643       4,123,556       1,010,442        523,656         236,153
Net transfers(1)                                            (461,156)     (3,686,679)        652,136         44,339         104,892
Transfers for policy loans                                  (154,396)       (282,833)          4,526        (56,475)        (18,123)
Policy charges                                              (657,165)     (2,383,321)       (183,671)      (170,046)        (49,082)
Contract terminations:
   Surrender benefits                                       (619,325)     (2,007,909)        (82,047)       (98,126)        (51,753)
   Death benefits                                             (1,443)         (8,310)             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (486,842)     (4,245,496)      1,401,386        243,348         222,087
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           13,037,757      39,522,852       4,435,208      2,766,625       1,092,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 14,195,408    $ 37,162,944    $  6,050,395   $  3,029,820    $  1,366,022
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    20,214,927      54,271,897       4,985,551      2,469,086         851,979
Contract purchase payments                                 2,153,789       5,603,193       1,139,085        466,917         184,993
Net transfers(1)                                            (646,999)     (4,924,261)        741,289         44,947          82,376
Transfers for policy loans                                  (234,986)       (383,861)          6,303        (50,329)        (14,104)
Policy charges                                            (1,036,036)     (3,327,559)       (206,554)      (157,215)        (38,488)
Contract terminations:
   Surrender benefits                                       (944,104)     (2,730,893)        (92,776)       (87,342)        (41,147)
   Death benefits                                             (2,119)        (11,307)             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          19,504,472      48,497,209       6,572,898      2,686,064       1,025,609
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


26 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
                                                                             ROYCE
                                                                           MICRO-CAP,     THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                       INVEST CL         VAL        INTL SM CAP    U.S. SM CO
OPERATIONS

Investment income (loss) -- net                                           $   (18,200)   $    31,518    $     3,208    $   (53,451)
Net realized gain (loss) on sales of investments                               93,880        180,873        104,840         62,380
Distributions from capital gains                                               90,632        158,400             --             --
Net change in unrealized appreciation or depreciation of investments          396,318        610,030        540,398        620,123
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               562,630        980,821        648,446        629,052
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    639,752        812,692        543,371      1,152,675
Net transfers(1)                                                             (211,385)       264,831        764,562        972,975
Transfers for policy loans                                                    (14,520)       (32,576)          (548)       (16,756)
Policy charges                                                               (199,146)      (210,115)      (122,673)      (269,428)
Contract terminations:
   Surrender benefits                                                        (191,966)      (201,288)      (128,106)      (198,535)
   Death benefits                                                                  --         (8,094)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 22,735        625,450      1,056,606      1,640,931
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             5,307,480      6,690,334      2,671,033      4,890,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 5,892,845    $ 8,296,605    $ 4,376,085    $ 7,160,759
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      2,825,890      3,646,113      2,345,427      3,088,730
Contract purchase payments                                                    342,208        430,031        442,014        711,631
Net transfers(1)                                                             (111,638)       144,771        612,364        598,584
Transfers for policy loans                                                     (7,449)       (17,969)          (965)        (9,734)
Policy charges                                                               (110,268)      (113,516)      (105,946)      (165,523)
Contract terminations:
   Surrender benefits                                                        (102,243)      (105,743)      (103,334)      (122,124)
   Death benefits                                                                  --         (4,050)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            2,836,500      3,979,637      3,189,560      4,101,564
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 27

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource of New York Account 8 (previously IDS Life of New York Account 8) (the Variable Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life of New York Variable Second-To-Die Life Insurance) policies issued by RiverSource Life of NY.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                                  FUND
---------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                      AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I                       AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I                       AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                            American Century VP International, Class I
AC VP Val, Cl I                             American Century VP Value, Class I
Calvert VS Social Bal                       Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Core                             Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse
                                            Trust - Mid-Cap Growth Portfolio)
CS Sm Cap Core I                            Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse
                                            Trust - Small Cap Growth Portfolio)
Fid VIP Gro & Inc, Serv Cl                  Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl                    Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl                   Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2          FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT
                                            Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2               FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                   FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst                    Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst              Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst                Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv               Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                  Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv               Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv                 Lazard Retirement International Equity Portfolio - Service Shares
MFS Inv Gro Stock, Serv Cl                  MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                        MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB                      Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                  Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                       Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                         Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                                  RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                            RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                             RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                           RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                            RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                          RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Gro                                  RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                        RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Intl Opp                             RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                            RiverSource(R) Variable Portfolio - Large Cap Equity Fund(1)
RVS VP Mid Cap Gro                          RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(2)
RVS VP S&P 500                              RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration                       RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                           RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
Royce Micro-Cap, Invest Cl                  Royce Micro-Cap Portfolio - Investment Class
---------------------------------------------------------------------------------------------------------------------------


28 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

SUBACCOUNT                                  FUND
---------------------------------------------------------------------------------------------------------------------------
Third Ave Val                               Third Avenue Value Portfolio
Wanger Intl Sm Cap                          Wanger International Small Cap
Wanger U.S. Sm Co                           Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------
(1)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(2)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the RiverSource(R) Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 29

5. SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                               CURRENT PERCENTAGE                PERCENTAGE RANGE
FUND                                                                                  RANGE                   PRIOR TO MARCH 1, 2006
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                               0.530% to 0.350%                 0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                        0.330% to 0.150%                 0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                       0.480% to 0.290%                 0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund              0.600% to 0.375%                 0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                       1.100% to 0.900%                 1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund                            0.720% to 0.520%                 0.840% to 0.780%
RiverSource(R) Variable Portfolio - Growth Fund                                 0.600% to 0.375%                 0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                        0.590% to 0.360%                 0.620% to 0.545%
RiverSource(R) Variable Portfolio - International Opportunity Fund              0.800% to 0.570%                 0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                       0.600% to 0.375%                 0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                         0.700% to 0.475%                 0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                          0.220% to 0.120%                 0.290% to 0.260%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund         0.480% to 0.250%                 0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                    0.790% to 0.665%                 0.790% to 0.650%
------------------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio -Balanced Fund and is 0.12% for the following Funds.

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


30 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                               CURRENT PERCENTAGE         PERCENTAGE RANGE
FUND                                                                                 RANGE              PRIOR TO OCT. 1, 2005
-----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                               0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                        0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund              0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                       0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund                            0.080% to 0.050%           0.060% to 0.040%
RiverSource(R) Variable Portfolio - Growth Fund                                 0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                        0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund              0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                       0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                         0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                          0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund         0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                    0.080% to 0.050%           0.060% to 0.035%
--------------------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                           FUND                                                                         PURCHASES
---------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I               AIM V.I. Capital Appreciation Fund, Series I Shares                         $  351,659
AIM VI Cap Dev, Ser I                AIM V.I. Capital Development Fund, Series I Shares                             190,018
AIM VI Core Eq, Ser I                AIM V.I. Core Equity Fund, Series I Shares                                     569,923
AC VP Intl, Cl I                     American Century VP International, Class I                                     351,437
AC VP Val, Cl I                      American Century VP Value, Class I                                           1,747,338
Calvert VS Social Bal                Calvert Variable Series, Inc. Social Balanced Portfolio                        146,166
CS Mid-Cap Core                      Credit Suisse Trust - Mid-Cap Core Portfolio                                    32,272
CS Sm Cap Core I                     Credit Suisse Trust - Small Cap Core I Portfolio                                50,614
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                      1,067,555
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                              3,189,315
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                               737,474
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                 1,474,059
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    1,068,636
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                             599,835
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                  2,722,517
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares      372,595
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares         1,238,574
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                 384,425
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares            1,450,600
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                     96,917
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares              739,718
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                           340,369
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                    198,571
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares                                    278,810
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares               129,393
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                             396,530
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                          75,663
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                            2,800,180
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                     4,787,286
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                    2,377,348
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund           6,635,942
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                    1,187,868
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                           753,864
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                              1,139,177
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                     1,258,667
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund             960,733
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                    6,607,525
---------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 31

SUBACCOUNT                          FUND                                                                         PURCHASES
--------------------------------------------------------------------------------------------------------------------------
RVS VP Mid Cap Gro                  RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                     $  398,475
RVS VP S&P 500                      RiverSource(R) Variable Portfolio - S&P 500 Index Fund                       1,181,883
RVS VP Short Duration               RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund        754,035
RVS VP Sm Cap Adv                   RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                   557,197
Royce Micro-Cap, Invest Cl          Royce Micro-Cap Portfolio - Investment Class                                 1,133,233
Third Ave Val                       Third Avenue Value Portfolio                                                 1,470,768
Wanger Intl Sm Cap                  Wanger International Small Cap                                               1,915,820
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies                                                1,679,533
--------------------------------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                        AIM VI       AIM VI       AIM VI        AC VP        AC VP
                                                       CAP APPR,    CAP DEV,     CORE EQ,       INTL,         VAL,
                                                        SER I        SER I         SER I         CL I         CL I
                                                    ------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                       $   0.51     $   0.71     $    1.14     $   0.56     $   1.04
At Dec. 31, 2003                                       $   0.65     $   0.96     $    1.40     $   0.69     $   1.33
At Dec. 31, 2004                                       $   0.69     $   1.10     $    1.52     $   0.78     $   1.51
At Dec. 31, 2005                                       $   0.74     $   1.19     $    1.58     $   0.88     $   1.57
At Dec. 31, 2006                                       $   0.78     $   1.38     $    1.83     $   1.09     $   1.84
----------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                            226          286        14,872        1,042        2,475
At Dec. 31, 2003                                            348          361        14,863        1,508        3,179
At Dec. 31, 2004                                            676          510        13,677        1,867        3,733
At Dec. 31, 2005                                            902          553        12,206        2,223        4,357
At Dec. 31, 2006                                          1,077          598        10,839        2,347        4,503
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                       $    115     $    204     $  16,932     $    580     $  2,575
At Dec. 31, 2003                                       $    227     $    346     $  20,866     $  1,035     $  4,224
At Dec. 31, 2004                                       $    466     $    559     $  20,735     $  1,460     $  5,618
At Dec. 31, 2005                                       $    672     $    659     $  19,315     $  1,951     $  6,827
At Dec. 31, 2006                                       $    845     $    823     $  19,836     $  2,551     $  8,297
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                             --           --          0.32%        0.64%        0.61%
For the year ended Dec. 31, 2003                             --           --          1.04%        0.64%        1.01%
For the year ended Dec. 31, 2004                             --           --          0.97%        0.50%        0.94%
For the year ended Dec. 31, 2005                           0.07%          --          1.47%        1.10%        0.82%
For the year ended Dec. 31, 2006                           0.06%          --          0.55%        1.52%        1.34%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                           0.90%        0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2003                           0.90%        0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2004                           0.90%        0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2005                           0.90%        0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2006                           0.90%        0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                         (25.00%)     (22.83%)      (16.18%)     (21.13%)     (13.33%)
For the year ended Dec. 31, 2003                          27.45%       35.21%        22.81%       23.21%       27.88%
For the year ended Dec. 31, 2004                           5.67%       14.46%         7.99%       13.89%       13.31%
For the year ended Dec. 31, 2005                           7.86%        8.63%         4.37%       12.24%        4.09%
For the year ended Dec. 31, 2006                           5.35%       15.48%        15.66%       23.91%       17.59%
----------------------------------------------------------------------------------------------------------------------


32 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

                                                                         CS           CS          FID VIP      FID VIP
                                                       CALVERT VS     MID-CAP       SM CAP       GRO & INC,    MID CAP,
                                                       SOCIAL BAL       CORE        CORE I        SERV CL      SERV CL
                                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                       $    0.75     $    0.56     $    0.41     $    0.74     $   0.89
At Dec. 31, 2003                                       $    0.88     $    0.79     $    0.61     $    0.90     $   1.22
At Dec. 31, 2004                                       $    0.95     $    0.89     $    0.67     $    0.95     $   1.50
At Dec. 31, 2005                                       $    0.99     $    0.94     $    0.65     $    1.01     $   1.76
At Dec. 31, 2006                                       $    1.07     $    0.95     $    0.67     $    1.13     $   1.96
-------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                             125            76           435         2,806        3,251
At Dec. 31, 2003                                             312           262           564         5,424        4,845
At Dec. 31, 2004                                             512           406           784         6,923        5,928
At Dec. 31, 2005                                             730           381           813         7,705        6,656
At Dec. 31, 2006                                             640           308           735         7,707        7,031
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                       $      93     $      42     $     180     $   2,067     $  2,878
At Dec. 31, 2003                                       $     276     $     208     $     344     $   4,893     $  5,887
At Dec. 31, 2004                                       $     485     $     361     $     524     $   6,546     $  8,907
At Dec. 31, 2005                                       $     724     $     359     $     525     $   7,764     $ 11,716
At Dec. 31, 2006                                       $     684     $     293     $     492     $   8,698     $ 13,811
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                            3.94%           --            --          0.83%        0.55%
For the year ended Dec. 31, 2003                            2.74%           --            --          0.80%        0.26%
For the year ended Dec. 31, 2004                            2.02%           --            --          0.72%          --
For the year ended Dec. 31, 2005                            1.77%           --            --          1.35%        1.52%
For the year ended Dec. 31, 2006                            2.45%           --            --          0.79%        0.25%
-------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                            0.90%         0.90%         0.90%         0.90%        0.90%
For the year ended Dec. 31, 2003                            0.90%         0.90%         0.90%         0.90%        0.90%
For the year ended Dec. 31, 2004                            0.90%         0.90%         0.90%         0.90%        0.90%
For the year ended Dec. 31, 2005                            0.90%         0.90%         0.90%         0.90%        0.90%
For the year ended Dec. 31, 2006                            0.90%         0.90%         0.90%         0.90%        0.90%
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                          (12.79%)      (30.00%)      (34.92%)      (16.85%)     (10.10%)
For the year ended Dec. 31, 2003                           17.33%        41.07%        48.78%        21.62%       37.08%
For the year ended Dec. 31, 2004                            7.29%        12.11%         9.88%         4.81%       23.65%
For the year ended Dec. 31, 2005                            4.71%         6.02%        (3.55%)        6.57%       17.15%
For the year ended Dec. 31, 2006                            7.80%         0.98%         3.83%        12.00%       11.58%
-------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 33

                                                     FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT          GS VIT
                                                    OVERSEAS,     GLOBAL REAL EST,    SM CAP VAL,      TEMP FOR      MID CAP VAL,
                                                     SERV CL            CL 2              CL 2         SEC, CL 2         INST
                                                 --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                    $    0.59        $    1.17         $    1.10       $    0.69      $    1.13
At Dec. 31, 2003                                    $    0.84        $    1.57         $    1.43       $    0.90      $    1.43
At Dec. 31, 2004                                    $    0.95        $    2.06         $    1.76       $    1.06      $    1.79
At Dec. 31, 2005                                    $    1.12        $    2.31         $    1.90       $    1.16      $    2.00
At Dec. 31, 2006                                    $    1.31        $    2.76         $    2.20       $    1.40      $    2.30
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                          555              924               423           1,147          1,456
At Dec. 31, 2003                                        1,119            1,305               529           1,870          2,169
At Dec. 31, 2004                                        1,871            1,727               791           2,266          2,817
At Dec. 31, 2005                                        2,223            2,155             1,369           2,781          3,989
At Dec. 31, 2006                                        2,610            2,353             1,584           2,805          4,422
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                    $     330        $   1,081         $     464       $     792      $   1,641
At Dec. 31, 2003                                    $     943        $   2,053         $     759       $   1,692      $   3,110
At Dec. 31, 2004                                    $   1,774        $   3,549         $   1,391       $   2,409      $   5,039
At Dec. 31, 2005                                    $   2,484        $   4,982         $   2,596       $   3,227      $   7,978
At Dec. 31, 2006                                    $   3,410        $   6,502         $   3,481       $   3,918      $  10,183
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                         0.46%            2.50%             0.32%           1.56%          1.51%
For the year ended Dec. 31, 2003                         0.52%            2.48%             0.21%           1.70%          1.08%
For the year ended Dec. 31, 2004                         0.87%            1.76%             0.17%           1.07%          0.68%
For the year ended Dec. 31, 2005                         0.53%            1.36%             0.75%           1.15%          0.66%
For the year ended Dec. 31, 2006                         0.72%            1.98%             0.62%           1.22%          1.03%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                         0.90%            0.90%             0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                         0.90%            0.90%             0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                         0.90%            0.90%             0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                         0.90%            0.90%             0.90%           0.90%          0.90%
For the year ended Dec. 31, 2006                         0.90%            0.90%             0.90%           0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                       (21.33%)           0.86%            (9.84%)        (19.77%)        (5.04%)
For the year ended Dec. 31, 2003                        42.37%           34.19%            30.00%          30.43%         26.55%
For the year ended Dec. 31, 2004                        12.46%           30.62%            22.64%          17.47%         24.76%
For the year ended Dec. 31, 2005                        17.91%           12.46%             7.80%           9.18%         11.82%
For the year ended Dec. 31, 2006                        16.89%           19.51%            15.93%          20.36%         15.13%
---------------------------------------------------------------------------------------------------------------------------------


34 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

                                                      GS VIT           GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                    STRUCTD SM      STRUCTD U.S.     GLOBAL TECH,     INTL GRO,      MID CAP GRO,
                                                   CAP EQ, INST       EQ, INST          SERV            SERV            SERV
                                                ---------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                     $    0.86       $    0.64        $    0.31       $    0.52       $    0.36
At Dec. 31, 2003                                     $    1.25       $    0.82        $    0.45       $    0.70       $    0.49
At Dec. 31, 2004                                     $    1.44       $    0.94        $    0.45       $    0.82       $    0.58
At Dec. 31, 2005                                     $    1.51       $    0.99        $    0.49       $    1.07       $    0.64
At Dec. 31, 2006                                     $    1.68       $    1.11        $    0.53       $    1.56       $    0.72
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                           317             418              310           1,826             563
At Dec. 31, 2003                                           393             675              472           2,027             708
At Dec. 31, 2004                                           462           1,362              638           2,058             745
At Dec. 31, 2005                                           443           3,244              828           2,282             786
At Dec. 31, 2006                                           531           4,106            1,155           3,208             707
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                     $     274       $     268        $      96       $     957       $     205
At Dec. 31, 2003                                     $     491       $     556        $     211       $   1,416       $     344
At Dec. 31, 2004                                     $     665       $   1,279        $     284       $   1,691       $     432
At Dec. 31, 2005                                     $     671       $   3,214        $     408       $   2,452       $     506
At Dec. 31, 2006                                     $     894       $   4,552        $     608       $   5,009       $     511
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                          0.41%           0.86%              --            0.75%             --
For the year ended Dec. 31, 2003                          0.25%           0.88%              --            1.00%             --
For the year ended Dec. 31, 2004                          0.21%           1.56%              --            0.87%             --
For the year ended Dec. 31, 2005                          0.25%           1.06%              --            1.10%             --
For the year ended Dec. 31, 2006                          0.72%           1.19%              --            1.94%             --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                          0.90%           0.90%            0.90%           0.90%           0.90%
For the year ended Dec. 31, 2003                          0.90%           0.90%            0.90%           0.90%           0.90%
For the year ended Dec. 31, 2004                          0.90%           0.90%            0.90%           0.90%           0.90%
For the year ended Dec. 31, 2005                          0.90%           0.90%            0.90%           0.90%           0.90%
For the year ended Dec. 31, 2006                          0.90%           0.90%            0.90%           0.90%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                        (15.69%)        (22.89%)         (41.51%)        (26.76%)        (29.41%)
For the year ended Dec. 31, 2003                         45.35%          28.13%           45.16%          34.62%          36.11%
For the year ended Dec. 31, 2004                         15.28%          13.91%           (0.34%)         17.62%          19.40%
For the year ended Dec. 31, 2005                          5.12%           5.56%           10.55%          30.76%          11.03%
For the year ended Dec. 31, 2006                         11.27%          11.88%            6.86%          45.32%          12.29%
---------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 35


                                                      LAZARD              MFS              MFS         PUT VT          PUT VT
                                                      RETIRE         INV GRO STOCK,     NEW DIS,      HI YIELD,     INTL NEW OPP,
                                                   INTL EQ, SERV        SERV CL          SERV CL        CL IB           CL IB
                                                ---------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                    $    0.66         $    0.51         $    0.62     $    0.99       $    0.56
At Dec. 31, 2003                                    $    0.84         $    0.62         $    0.82     $    1.24       $    0.74
At Dec. 31, 2004                                    $    0.96         $    0.67         $    0.86     $    1.36       $    0.83
At Dec. 31, 2005                                    $    1.05         $    0.69         $    0.90     $    1.39       $    0.98
At Dec. 31, 2006                                    $    1.28         $    0.73         $    1.01     $    1.52       $    1.22
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                          567             1,364             1,465           232             574
At Dec. 31, 2003                                        1,077             1,865             1,751           427             775
At Dec. 31, 2004                                        1,671             2,093             1,893           556             857
At Dec. 31, 2005                                        2,006             2,562             1,711           626             891
At Dec. 31, 2006                                        2,258             2,585             1,521           715             853
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                    $     375         $     694         $     909     $     230       $     322
At Dec. 31, 2003                                    $     908         $   1,153         $   1,436     $     530       $     573
At Dec. 31, 2004                                    $   1,605         $   1,397         $   1,635     $     757       $     713
At Dec. 31, 2005                                    $   2,113         $   1,767         $   1,537     $     871       $     869
At Dec. 31, 2006                                    $   2,889         $   1,895         $   1,530     $   1,088       $   1,040
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                         0.08%               --                --          9.40%           0.57%
For the year ended Dec. 31, 2003                         0.34%               --                --          7.87%           0.27%
For the year ended Dec. 31, 2004                         0.54%               --                --          7.44%           0.94%
For the year ended Dec. 31, 2005                         1.02%             0.13%               --          7.95%           0.65%
For the year ended Dec. 31, 2006                         1.04%               --                --          7.13%           1.28%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                         0.90%             0.90%             0.90%         0.90%           0.90%
For the year ended Dec. 31, 2003                         0.90%             0.90%             0.90%         0.90%           0.90%
For the year ended Dec. 31, 2004                         0.90%             0.90%             0.90%         0.90%           0.90%
For the year ended Dec. 31, 2005                         0.90%             0.90%             0.90%         0.90%           0.90%
For the year ended Dec. 31, 2006                         0.90%             0.90%             0.90%         0.90%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                       (12.00%)          (28.17%)          (32.61%)       (1.98%)        (15.15%)
For the year ended Dec. 31, 2003                        27.27%            21.57%            32.26%        25.25%          32.14%
For the year ended Dec. 31, 2004                        13.95%             8.01%             5.26%         9.55%          12.33%
For the year ended Dec. 31, 2005                         9.66%             3.30%             4.09%         2.17%          17.31%
For the year ended Dec. 31, 2006                        21.43%             6.34%            11.92%         9.53%          25.00%
---------------------------------------------------------------------------------------------------------------------------------


36 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

                                                             PUT VT         PUT VT
                                                            NEW OPP,        VISTA,        RVS VP        RVS VP         RVS VP
                                                             CL IA          CL IB          BAL         CASH MGMT      DIV BOND
                                                    -----------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                           $     0.87     $    0.42      $   0.71      $    1.03     $     1.13
At Dec. 31, 2003                                           $     1.14     $    0.55      $   0.85      $    1.02     $     1.17
At Dec. 31, 2004                                           $     1.25     $    0.64      $   0.92      $    1.02     $     1.21
At Dec. 31, 2005                                           $     1.37     $    0.72      $   0.95      $    1.04     $     1.22
At Dec. 31, 2006                                           $     1.47     $    0.75      $   1.07      $    1.07     $     1.27
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                               12,828           690           252            950          1,935
At Dec. 31, 2003                                               12,581           722           515          1,081          2,197
At Dec. 31, 2004                                               11,509           743        32,215          4,552          7,907
At Dec. 31, 2005                                               10,054           789        29,353          4,826          8,613
At Dec. 31, 2006                                                8,907           675        26,606          5,993          9,617
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                           $   11,123     $     287      $    179      $     974     $    2,181
At Dec. 31, 2003                                           $   14,347     $     396      $    436      $   1,104     $    2,563
At Dec. 31, 2004                                           $   14,381     $     479      $ 29,642      $   4,641     $    9,555
At Dec. 31, 2005                                           $   13,737     $     565      $ 27,817      $   5,003     $   10,534
At Dec. 31, 2006                                           $   13,126     $     505      $ 28,583      $   6,434     $   12,171
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                   --            --          2.73%          1.13%          5.13%
For the year ended Dec. 31, 2003                                   --            --          2.24%          0.51%          3.57%
For the year ended Dec. 31, 2004                                   --            --          2.02%          0.92%          3.91%
For the year ended Dec. 31, 2005                                 0.37%           --          2.58%          2.57%          3.71%
For the year ended Dec. 31, 2006                                 0.18%           --          2.48%          4.43%          4.37%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                 0.90%         0.90%         0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003                                 0.90%         0.90%         0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004                                 0.90%         0.90%         0.90%          0.90%          0.90%
For the year ended Dec. 31, 2005                                 0.90%         0.90%         0.90%          0.90%          0.90%
For the year ended Dec. 31, 2006                                 0.90%         0.90%         0.90%          0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                               (30.95%)      (30.00%)      (13.41%)         0.98%          4.63%
For the year ended Dec. 31, 2003                                31.03%        30.95%        19.72%         (0.97%)         3.54%
For the year ended Dec. 31, 2004                                 9.58%        17.54%         8.62%         (0.16%)         3.55%
For the year ended Dec. 31, 2005                                 9.34%        11.15%         2.99%          1.69%          1.21%
For the year ended Dec. 31, 2006                                 7.85%         4.51%        13.36%          3.55%          3.48%
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 37


                                                           RVS VP        RVS VP         RVS VP         RVS VP          RVS VP
                                                         DIV EQ INC     EMER MKTS     GLOBAL BOND        GRO        HI YIELD BOND
                                                    -----------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                         $    0.83      $    0.85      $    1.21      $    0.45       $    0.92
At Dec. 31, 2003                                         $    1.15      $    1.18      $    1.35      $    0.54       $    1.14
At Dec. 31, 2004                                         $    1.35      $    1.46      $    1.47      $    0.58       $    1.26
At Dec. 31, 2005                                         $    1.52      $    1.93      $    1.39      $    0.62       $    1.30
At Dec. 31, 2006                                         $    1.81      $    2.56      $    1.47      $    0.69       $    1.43
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                             1,564             71            221            572             941
At Dec. 31, 2003                                             2,517            127            414          1,455           1,704
At Dec. 31, 2004                                             5,088            295            748          1,984           2,266
At Dec. 31, 2005                                             8,146            815          1,346          3,190           2,900
At Dec. 31, 2006                                            11,103            958          1,646          4,510           3,372
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                         $   1,290      $      60      $     266      $     256       $     866
At Dec. 31, 2003                                         $   2,905      $     151      $     559      $     784       $   1,947
At Dec. 31, 2004                                         $   6,881      $     431      $   1,102      $   1,149       $   2,858
At Dec. 31, 2005                                         $  12,392      $   1,576      $   1,868      $   1,988       $   3,771
At Dec. 31, 2006                                         $  20,045      $   2,458      $   2,416      $   3,094       $   4,815
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                              1.64%            --           4.70%          0.10%           7.68%
For the year ended Dec. 31, 2003                              1.60%          1.89%          7.32%          0.21%           7.62%
For the year ended Dec. 31, 2004                              1.65%          2.66%          4.09%          0.33%           6.98%
For the year ended Dec. 31, 2005                              1.62%          0.21%          3.75%          0.39%           6.44%
For the year ended Dec. 31, 2006                              1.41%          0.34%          3.27%          0.88%           7.44%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2003                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2004                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2005                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2006                              0.90%          0.90%          0.90%          0.90%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                            (19.42%)        (6.59%)        14.15%        (26.23%)         (7.07%)
For the year ended Dec. 31, 2003                             38.55%         38.82%         11.57%         20.00%          23.91%
For the year ended Dec. 31, 2004                             17.15%         23.03%          9.04%          7.46%          10.40%
For the year ended Dec. 31, 2005                             12.49%         32.60%         (5.85%)         7.64%           3.09%
For the year ended Dec. 31, 2006                             18.67%         32.71%          5.78%         10.09%           9.83%
---------------------------------------------------------------------------------------------------------------------------------


38 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT


                                                      RVS VP         RVS VP           RVS VP          RVS VP           RVS VP
                                                     INTL OPP      LG CAP EQ      MID CAP GRO(4)      S&P 500      SHORT DURATION
                                                ---------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                     $    0.44     $    0.54               --       $    0.64        $    1.11
At Dec. 31, 2003                                     $    0.55     $    0.69         $   1.11       $    0.81        $    1.12
At Dec. 31, 2004                                     $    0.64     $    0.73         $   1.20       $    0.89        $    1.12
At Dec. 31, 2005                                     $    0.73     $    0.77         $   1.31       $    0.92        $    1.13
At Dec. 31, 2006                                     $    0.90     $    0.88         $   1.29       $    1.05        $    1.16
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                           124            38               --           2,200              931
At Dec. 31, 2003                                           249           290                4           3,339            1,139
At Dec. 31, 2004                                        20,215        54,272               37           4,986            2,469
At Dec. 31, 2005                                        19,504        48,497               86           6,573            2,686
At Dec. 31, 2006                                        18,415        49,649              319           6,777            2,978
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                     $      54     $      21               --       $   1,412        $   1,038
At Dec. 31, 2003                                     $     138     $     202         $      4       $   2,718        $   1,277
At Dec. 31, 2004                                     $  13,038     $  39,523         $     45       $   4,435        $   2,767
At Dec. 31, 2005                                     $  14,195     $  37,163         $    113       $   6,050        $   3,030
At Dec. 31, 2006                                     $  16,493     $  43,470         $    412       $   7,126        $   3,457
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                          1.01%         0.55%              --            1.01%            2.91%
For the year ended Dec. 31, 2003                          0.95%         0.62%              --            1.20%            2.30%
For the year ended Dec. 31, 2004                          1.13%         1.05%              --            1.52%            2.48%
For the year ended Dec. 31, 2005                          1.41%         1.11%              --            1.41%            2.90%
For the year ended Dec. 31, 2006                          1.94%         1.19%            0.30%           1.46%            3.81%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                          0.90%         0.90%              --            0.90%            0.90%
For the year ended Dec. 31, 2003                          0.90%         0.90%            0.90%           0.90%            0.90%
For the year ended Dec. 31, 2004                          0.90%         0.90%            0.90%           0.90%            0.90%
For the year ended Dec. 31, 2005                          0.90%         0.90%            0.90%           0.90%            0.90%
For the year ended Dec. 31, 2006                          0.90%         0.90%            0.90%           0.90%            0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                        (18.52%)      (22.86%)             --          (22.89%)           4.72%
For the year ended Dec. 31, 2003                         25.00%        27.78%           11.00%          26.56%            0.90%
For the year ended Dec. 31, 2004                         16.35%         4.94%            8.13%           9.28%           (0.05%)
For the year ended Dec. 31, 2005                         12.85%         5.23%            9.14%           3.47%            0.67%
For the year ended Dec. 31, 2006                         23.06%        14.25%           (0.96%)         14.23%            2.92%
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT 39


                                                                          ROYCE
                                                           RVS VP       MICRO-CAP,     THIRD AVE       WANGER          WANGER
                                                         SM CAP ADV     INVEST CL         VAL        INTL SM CAP     U.S. SM CO
                                              -----------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                         $    0.74      $    1.13      $    1.09      $    0.60       $    0.95
At Dec. 31, 2003                                         $    1.09      $    1.66      $    1.54      $    0.88       $    1.35
At Dec. 31, 2004                                         $    1.28      $    1.88      $    1.84      $    1.14       $    1.58
At Dec. 31, 2005                                         $    1.33      $    2.08      $    2.08      $    1.37       $    1.75
At Dec. 31, 2006                                         $    1.47      $    2.49      $    2.39      $    1.87       $    1.87
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2002                                               255          1,758          2,397            772           1,133
At Dec. 31, 2003                                               527          2,483          3,110          1,557           2,194
At Dec. 31, 2004                                               852          2,826          3,646          2,345           3,089
At Dec. 31, 2005                                             1,026          2,837          3,980          3,190           4,102
At Dec. 31, 2006                                             1,095          2,857          3,994          4,080           4,653
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2002                                         $     190      $   1,980      $   2,621      $     462       $   1,078
At Dec. 31, 2003                                         $     576      $   4,133      $   4,803      $   1,373       $   2,963
At Dec. 31, 2004                                         $   1,092      $   5,307      $   6,690      $   2,671       $   4,891
At Dec. 31, 2005                                         $   1,366      $   5,893      $   8,297      $   4,376       $   7,161
At Dec. 31, 2006                                         $   1,615      $   7,122      $   9,554      $   7,610       $   8,684
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                --             --           0.22%            --              --
For the year ended Dec. 31, 2003                                --             --           0.20%          0.24%             --
For the year ended Dec. 31, 2004                                --             --           0.54%          0.57%             --
For the year ended Dec. 31, 2005                                --           0.56%          1.34%          1.00%             --
For the year ended Dec. 31, 2006                              0.04%          0.19%          1.31%          0.49%           0.22%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2003                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2004                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2005                              0.90%          0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2006                              0.90%          0.90%          0.90%          0.90%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                            (18.68%)       (13.08%)       (12.10%)       (14.29%)        (17.39%)
For the year ended Dec. 31, 2003                             47.30%         46.90%         41.28%         46.67%          42.11%
For the year ended Dec. 31, 2004                             17.48%         12.83%         18.82%         29.10%          17.27%
For the year ended Dec. 31, 2005                              3.89%         10.61%         13.60%         20.44%          10.26%
For the year ended Dec. 31, 2006                             10.69%         19.99%         14.74%         35.94%           6.91%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on Aug. 18, 2003.


40 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2006 ANNUAL REPORT

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young, LLP

Minneapolis, Minnesota
April 24, 2007

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)

DECEMBER 31,                                             2006           2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost:
      2006, $1,787,111; 2005, $1,881,899)             $1,766,763     $1,882,456
   Commercial mortgage loans on real estate, at
      cost (less allowance for loan losses:
      2006, $2,718; 2005, $3,218)                        255,110        244,760
Policy loans                                              33,573         31,274
Trading securities and other investments                      95             48
-------------------------------------------------------------------------------
      Total investments                                2,055,541      2,158,538

Cash and cash equivalents                                 26,960         52,130
Reinsurance recoverables                                  47,120         38,675
Amounts due from brokers                                      95             70
Other accounts receivable                                  5,265          3,673
Accrued investment income                                 22,876         23,479
Deferred acquisition costs                               241,568        230,270
Deferred sales inducement costs                           15,658         11,554
Other assets                                               7,365          5,744
Separate account assets                                2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total assets                                    $5,042,128     $4,553,056
===============================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                $1,909,109     $2,023,521
Policy claims and other policyholders' funds               8,226          5,097
Deferred income taxes, net                                17,116         18,191
Other liabilities                                         19,007         18,285
Separate account liabilities                           2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total liabilities                                4,573,138      4,094,017
-------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $10 par value; 200,000 shares
      authorized, issued and outstanding                   2,000          2,000
   Additional paid-in capital                            106,617        106,600
   Retained earnings                                     371,644        350,654
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                   (11,271)          (215)
-------------------------------------------------------------------------------
      Total shareholder's equity                         468,990        459,039
-------------------------------------------------------------------------------
      Total liabilities and shareholder's equity      $5,042,128     $4,553,056
===============================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                             $ 4,321        $ 4,398       $ 4,073
   Disability income and long term care insurance          18,493         17,696        17,643
----------------------------------------------------------------------------------------------
      Total premiums                                       22,814         22,094        21,716
Net investment income                                     119,142        123,038       119,800
Contractholder and policyholder charges                    36,734         33,425        32,182
Mortality and expense risk and other fees                  31,173         24,415        21,277
Net realized gain on investments                            3,936          9,192           849
----------------------------------------------------------------------------------------------
      Total revenues                                      213,799        212,164       195,824
----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                               2,006          2,845         2,693
   Investment contracts and universal life-type insurance  13,203          9,517        11,981
   Disability income and long term care insurance           5,416          6,010         5,264
Increase (decrease) in liabilities for future policy
  benefits:
   Traditional life insurance                                (522)          (404)         (556)
   Disability income and long term care insurance           5,683          8,064         8,897
Interest credited to account values                        67,142         71,518        68,480
Amortization of deferred acquisition costs                 24,259         19,050        13,705
Separation costs                                            2,756          3,915            --
Other insurance and operating expenses                     24,909         25,636        19,970
----------------------------------------------------------------------------------------------
      Total benefits and expenses                         144,852        146,151       130,434
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   68,947         66,013        65,390
Income tax provision                                       22,957         21,803        21,404
----------------------------------------------------------------------------------------------
Income before accounting change                            45,990         44,210        43,986
Cumulative effect of accounting change, net of tax             --             --         2,748
----------------------------------------------------------------------------------------------
      Net income                                          $45,990        $44,210       $41,238
==============================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $45,990        $44,210       $41,238
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax          --             --         2,748
   Amortization of deferred acquisition costs              24,259         19,050        13,705
   Amortization of deferred sales inducement costs          2,196          1,383         1,269
   Capitalization of deferred acquisition costs           (32,713)       (33,519)      (27,754)
   Capitalization of deferred sales inducement costs       (6,073)        (3,960)       (2,562)
   Amortization of premium, net                             4,380          3,867         4,105
   Deferred income taxes                                    4,892         14,182         4,079
   Contractholder and policyholder charges, non-cash      (13,937)       (14,565)      (14,266)
   Net realized investment gain                            (3,936)        (9,192)         (849)
   Net realized gain on trading securities                    (11)            (2)           (2)
Change in operating assets and liabilities:
   Trading securities, net                                    (36)            58           (87)
   Future policy benefits for traditional life,
      disability income and long term care insurance       10,813         12,448        13,862
   Policy claims and other policyholders' funds             3,129           (484)          519
   Policy loans, excluding universal life-type insurance:
      Repayment                                             2,206          2,266         2,494
      Issuance                                             (2,421)        (2,792)       (2,554)
   Reinsurance recoverables                                (8,445)        (5,449)       (6,922)
   Other accounts receivable                               (1,592)          (741)         (731)
   Accrued investment income                                  603            880        (1,380)
   Other assets and liabilities, net                      (11,390)          (298)          338
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  17,914         27,342        27,250
----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Proceeds from sales                                    131,061        247,160       118,570
   Maturities, sinking fund payments and calls             92,911        227,088       180,899
   Purchases                                             (129,842)      (459,107)     (410,650)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                   28,865         20,377        33,387
   Purchases                                              (39,000)       (27,639)      (50,945)
Change in amounts due to and from brokers, net                (25)           (53)        2,140
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES        83,970          7,826      (126,599)
----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal
   life-type insurance:
   Considerations received                                 87,532        111,090       184,527
   Interest credited to account values                     67,142         71,518        68,480
   Surrenders and other benefits                         (254,644)      (178,462)     (136,935)
Policy loans:
   Repayment                                                5,035          5,030         4,735
   Issuance                                                (7,119)        (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company      (25,000)       (22,500)      (21,500)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (127,054)       (18,552)       93,722
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (25,170)        16,616        (5,627)
Cash and cash equivalents at beginning of year             52,130         35,514        41,141
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                  $26,960        $52,130       $35,514
==============================================================================================

Supplemental disclosures:
   Income taxes paid                                      $11,946        $14,347       $16,241
   Interest paid on borrowings                                247              8            --

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                                        ADDITIONAL               ACCUMULATED OTHER
                                                             COMMON      PAID-IN       RETAINED    COMPREHENSIVE
                                                             STOCK       CAPITAL       EARNINGS    INCOME/(LOSS)     TOTAL
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                                $2,000      $106,600      $309,206       $ 41,695      $459,501
Comprehensive income:
   Net income                                                    --            --        41,238             --        41,238
   Change in unrealized holding losses on securities, net        --            --            --         (2,487)       (2,487)
                                                                                                                    --------
Total comprehensive income                                                                                            38,751
Cash dividends to RiverSource Life Insurance Company             --            --       (21,500)            --       (21,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                                $2,000      $106,600      $328,944       $ 39,208      $476,752
Comprehensive income:
   Net income                                                    --            --        44,210             --        44,210
   Change in unrealized holding losses on securities, net        --            --            --        (39,423)      (39,423)
                                                                                                                    --------
Total comprehensive income                                                                                             4,787
Cash dividends to RiverSource Life Insurance Company             --            --       (22,500)            --       (22,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                                $2,000      $106,600      $350,654       $   (215)     $459,039
Comprehensive income:
   Net income                                                    --            --        45,990             --        45,990
   Change in unrealized holding losses on securities, net        --            --            --        (11,056)      (11,056)
                                                                                                                    --------
Total comprehensive income                                                                                            34,934
Tax affect of share-based incentive employee compensation        --            17            --             --            17
Cash dividends to RiverSource Life Insurance Company             --            --       (25,000)            --       (25,000)
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                                $2,000      $106,617      $371,644       $(11,271)     $468,990
============================================================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          GROSS        GROSS
                                                        AMORTIZED       UNREALIZED   UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                          COST            GAINS        LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  928,435        $ 8,511      $(19,032)    $  917,914
Mortgage and other asset-backed securities                590,411          2,875       (10,048)       583,238
Foreign corporate bonds and obligations                   219,178          2,623        (4,782)       217,019
U.S. government and agencies obligations                   35,909             50          (850)        35,109
State and municipal obligations                             6,996             --          (334)         6,662
Foreign government bonds and obligations                    6,182            651           (12)         6,821
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,787,111         14,710       (35,058)     1,766,763
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,787,111        $14,710      $(35,058)    $1,766,763
===============================================================================================================

                                                                          GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                           COST           GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  970,590        $16,820      $(13,697)    $  973,713
Mortgage and other asset-backed securities                639,123          5,140        (8,837)       635,426
Foreign corporate bonds and obligations                   220,615          5,148        (3,535)       222,228
U.S. government and agencies obligations                   38,362             63          (849)        37,576
State and municipal obligations                             6,996             --          (253)         6,743
Foreign government bonds and obligations                    6,213            566            (9)         6,770
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,881,899         27,737       (27,180)     1,882,456
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,881,899        $27,737      $(27,180)    $1,882,456
===============================================================================================================

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                       2006           2005
----------------------------------------------------------------------------------
AAA                                                            36%            37%
AA                                                              8              6
A                                                              21             23
BBB                                                            28             26
Below investment grade                                          7              8
----------------------------------------------------------------------------------
   Total                                                      100%           100%
==================================================================================

At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $134,822     $1,470      $  527,893     $17,562     $  662,715     $19,032
Mortgage and other asset-backed securities       57,846        402         360,880       9,646        418,726      10,048
Foreign corporate bonds and obligations          19,525        221         118,329       4,561        137,854       4,782
U.S. government and agencies obligations             --         --          34,641         850         34,641         850
State and municipal obligations                      --         --           6,662         334          6,662         334
Foreign government bonds and obligations             --         --             324          12            324          12
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $212,193     $2,093      $1,048,729     $32,965     $1,260,922     $35,058
==========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $458,798    $10,183        $ 78,600      $3,514     $  537,398     $13,697
Mortgage and other asset-backed securities      323,001      5,813          82,553       3,024        405,554       8,837
Foreign corporate bonds and obligations          78,203      2,023          33,623       1,512        111,826       3,535
U.S. government and agencies obligations         37,092        849              --          --         37,092         849
State and municipal obligations                   5,786        208             957          45          6,743         253
Foreign government bonds and obligations            332          9              --          --            332           9
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $903,212    $19,085        $195,733      $8,095     $1,098,945     $27,180
==========================================================================================================================

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF SECURITIES)    LESS THAN 12 MONTHS                    12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                                GROSS                               GROSS
RATIO OF FAIR VALUE TO    NUMBER OF              UNREALIZED  NUMBER OF                UNREALIZED  NUMBER OF               UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE   LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93       $212,193     $2,093       289       $  988,749   $27,467       382       $1,200,942   $29,560
90% - 95%                    --             --         --        28           48,076     3,474        28           48,076     3,474
80% - 90%                    --             --         --         6           11,904     2,024         6           11,904     2,024
------------------------------------------------------------------------------------------------------------------------------------
   Total                     93       $212,193     $2,093       323       $1,048,729   $32,965       416       $1,260,922   $35,058
====================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                             2006           2005          2004
----------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014,
   $20,573 and $366, respectively                        $(11,168)      $(38,208)      $   679
Reclassification of realized gains, net of tax of
   $1,303, $3,218 and $737, respectively                   (2,419)        (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively      1,848          4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively          148            387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
   $226, respectively                                         535           (117)         (419)
----------------------------------------------------------------------------------------------
Net unrealized securities losses                         $(11,056)      $(39,423)      $(2,487)
==============================================================================================

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN THOUSANDS)                                              COST          VALUE
--------------------------------------------------------------------------------
Due within one year                                    $   30,105     $   30,389
Due after one year through five years                     505,831        505,189
Due after five years through 10 years                     598,874        584,824
Due after 10 years                                         61,890         63,123
--------------------------------------------------------------------------------
                                                        1,196,700      1,183,525
Mortgage and other asset-backed securities                590,411        583,238
--------------------------------------------------------------------------------
Total                                                  $1,787,111     $1,766,763
================================================================================

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Sales                                                   $ 131,061      $ 247,160     $ 118,570
Maturities, sinking fund payments and calls             $  92,911      $ 227,088     $ 180,899
Purchases                                               $(129,842)     $(459,107)    $(410,650)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $4,208        $11,424       $2,698
Gross realized losses from sales                          $ (487)       $(1,503)      $ (592)
Other-than-temporary impairments                          $   --        $  (724)      $   --

The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                             2006         2005
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                $257,828      $247,978
Less: allowance for loan losses                                           (2,718)       (3,218)
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                           $255,110      $244,760
==============================================================================================

Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                      $3,218         $3,218        $2,418
Provision for commercial mortgage loan losses                 --             --           800
Foreclosures, write-offs and loan sales                     (500)            --            --
------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                    $2,718         $3,218        $3,218
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION         SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Atlantic                                       $ 75,572       $1,150      $ 69,052     $   --
North Central                                    60,911           --        69,583         --
Pacific                                          37,221           --        36,494         --
Mountain                                         43,115        1,500        44,657      1,700
South Central                                    20,595           --        16,292      4,600
New England                                      20,414           --        11,900         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE       SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Office buildings                               $ 65,370       $1,150      $ 62,596     $2,800
Shopping centers and retail                      68,099        1,500        70,945         --
Apartments                                       36,458           --        35,534      1,800
Industrial buildings                             61,594           --        55,039         --
Hotels and motels                                 5,149           --         5,338         --
Medical buildings                                14,416           --        10,012      1,700
Mixed use                                         2,330           --         3,986         --
Other                                             4,412           --         4,528         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Income on fixed maturities                               $100,519       $103,731      $101,841
Income on mortgage loans on real estate                    15,396         15,292        15,150
Trading securities and other investments                    4,632          5,424         4,576
------------------------------------------------------------------------------------------------
                                                          120,547        124,447       121,567
Less: investment expenses                                   1,405          1,409         1,767
------------------------------------------------------------------------------------------------
   Total                                                 $119,142       $123,038      $119,800
================================================================================================

Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Fixed maturities                                           $3,721         $9,196       $ 2,106
Commercial mortgage loans on real estate                      215             (2)       (1,256)
Trading securities and other investments                       --             (2)           (1)
------------------------------------------------------------------------------------------------
   Total                                                   $3,936         $9,192       $   849
================================================================================================

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                               $230,270       $208,890      $196,385
Impact of SOP 03-1                                             --             --           (14)
Capitalization of acquisition costs                        32,713         33,519        27,754
Amortization, excluding impact of changes in assumptions  (25,259)       (22,650)      (15,905)
Amortization, impact of annual third quarter changes in
   DAC-related assumptions                                  1,000          3,600         2,200
Impact of changes in net unrealized securities
   losses (gains)                                           2,844          6,911        (1,530)
------------------------------------------------------------------------------------------------
Balance, end of year                                     $241,568       $230,270      $208,890
================================================================================================

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                                $11,554        $ 8,382       $ 7,681
Capitalization of sales inducements                         6,073          3,960         2,562
Amortization                                               (2,196)        (1,383)       (1,269)
Impact of changes in net unrealized securities losses
   (gains)                                                    227            595          (592)
------------------------------------------------------------------------------------------------
Balance, end of year                                      $15,658        $11,554       $ 8,382
================================================================================================

6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                         2006             2005
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF
  PREMIUM:
                                              Total contract value                              $  759,673       $  332,736
                                              Contract value in separate accounts               $  712,245       $  285,387
                                              Net amount at risk(2)                             $      245       $      591
                                              Weighted average attained age                             60               59
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR
  RESET:

                                              Total contract value                              $1,488,039       $1,545,792
                                              Contract value in separate accounts               $1,246,844       $1,263,467
                                              Net amount at risk(2)                             $   15,483       $   47,919
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR
  RATCHET:

                                              Total contract value                              $  278,970       $  191,654
                                              Contract value in separate accounts               $  252,522       $  164,084
                                              Net amount at risk(2)                             $      371       $      874
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR
  RATCHET:

                                              Total contract value                              $   74,233       $   32,924
                                              Contract value in separate accounts               $   71,223       $   30,971
                                              Net amount at risk(2)                             $        5       $       12
                                              Weighted average attained age                             57               56
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:

                                              Total contract value                              $    2,710       $    3,682
                                              Contract value in separate accounts               $    2,034       $    2,886
                                              Net amount at risk(2)                             $      248       $      280
                                              Weighted average attained age                             73               73
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:

                                              Total contract value                              $       97       $       67
                                              Contract value in separate accounts               $       97       $       67
                                              Net amount at risk(2)                             $       --       $       --
                                              Weighted average attained age                             48               47
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:

                                              Total contract value                              $   33,281       $   29,212
                                              Contract value in separate accounts               $   30,164       $   25,584
                                              Net amount at risk(2)                             $        7       $        8
                                              Weighted average attained age                             61               58
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                              $  258,112       $  117,290
                                              Contract value in separate accounts               $  256,298       $  113,900
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:

                                              Total contract value                              $  111,338       $       --
                                              Contract value in separate accounts               $  109,281       $       --
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             62               --
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:

                                              Total contract value                              $   66,629       $    3,485
                                              Contract value in separate accounts               $   65,067       $    3,485
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             54               57
---------------------------------------------------------------------------------------------------------------------------
(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
---------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $  771          $--       $   203          $ 9
Reported claims                                                 508           --            --           --
Liability (asset) balance at December 31                      1,283           29        (1,539)         236
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                              1,020           29        (1,742)         227

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $1,663          $--          $ --         $ --
Reported claims                                                 752           --            --           --
Liability balance at December 31                                771           --           203            9
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                               (140)          --           203            9
-------------------------------------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Fixed annuities                                        $1,242,031     $1,327,092
Variable annuities, with fixed sub-accounts               318,757        362,926
GMWB variable annuity guarantees                           (1,539)           203
Other variable annuity guarantees                           1,549            780
--------------------------------------------------------------------------------
   Total annuities                                      1,560,798      1,691,001
VUL/UL insurance contract fixed sub-account               146,923        141,856
Other life, disability income and long term care
   insurance                                              201,388        190,664
--------------------------------------------------------------------------------
   Total future policy benefits                         1,909,109      2,023,521
Policy claims and other policyholders' funds                8,226          5,097
--------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                       $1,917,335     $2,028,618
================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Variable annuity contract reserves                     $2,298,810     $1,760,609
VUL insurance contract reserves                           320,870        268,314
--------------------------------------------------------------------------------
   Total separate account liabilities                  $2,619,680     $2,028,923
================================================================================

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                $15,395        $ 5,417       $15,665
   State                                                    2,685          2,204         1,660
----------------------------------------------------------------------------------------------
Total current income tax                                   18,080          7,621        17,325
Deferred federal income tax                                 4,877         14,182         4,079
----------------------------------------------------------------------------------------------
Income tax provision                                      $22,957        $21,803       $21,404
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                            2006           2005          2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%        35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (3.8)          (2.9)        (1.9)
   State taxes, net of federal benefit                        2.5            2.2          1.6
   Other, net                                                (0.4)          (1.2)        (2.0)
----------------------------------------------------------------------------------------------
Income tax provision                                         33.3%          33.1%        32.7%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                              2006           2005
--------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                 $49,299        $46,200
   Investment related                                       2,193          4,270
   Net unrealized losses on Available-for Sale securities   6,147            114
   Other                                                    2,891          3,597
--------------------------------------------------------------------------------
Gross deferred income tax assets                           60,530         54,181

Deferred income tax liabilities:
   Deferred acquisition costs                              68,408         65,639
   Deferred sales inducement costs                          5,480          4,044
   Other                                                    3,758          2,689
--------------------------------------------------------------------------------
Gross deferred income tax liabilities                      77,646         72,372
--------------------------------------------------------------------------------
Net deferred income tax liabilities                       $17,116        $18,191
================================================================================

A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                              2006           2005         2004
---------------------------------------------------------------------------------------------
Net unrealized securities gains                            $5,950        $21,228       $1,340
---------------------------------------------------------------------------------------------
Net income tax benefit                                     $5,950        $21,228       $1,340
=============================================================================================

9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                             2006           2005         2004
---------------------------------------------------------------------------------------------
Statutory net gain from operations                       $ 61,735       $ 36,728     $ 42,420
Statutory net income                                       63,001         36,877       42,486
Statutory surplus                                         329,528        287,672      274,572
Statutory capital and surplus                             331,528        289,672      276,572

10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Direct premiums                                           $31,783        $31,344       $30,140
Reinsurance ceded                                          (8,969)        (9,250)       (8,424)
----------------------------------------------------------------------------------------------
Net premiums                                              $22,814        $22,094       $21,716
==============================================================================================

Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                       2006                      2005
---------------------------------------------------------------------------------------------------------------
                                                               CARRYING      FAIR        CARRYING      FAIR
(IN THOUSANDS)                                                   VALUE       VALUE         VALUE       VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $4,447,208   $4,447,208   $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net                    255,110      260,005      244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                    $     (945)  $     (945)  $      554   $      554
Fixed annuity reserves                                         1,464,602    1,430,427    1,590,749    1,549,671
Separate account liabilities                                   2,298,810    2,202,737    1,760,610    1,692,109

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see
Note 4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                             2006          2005          2004
----------------------------------------------------------------------------------------------
Net income, per accompanying financial statements       $  45,990      $  44,210     $  41,238
Deferred acquisition costs                                 (8,454)       (14,469)      (14,049)
Deferred sales inducement costs                            (3,877)        (2,577)       (1,293)
Adjustments of future policy benefit liabilities           11,274        (10,343)       (4,169)
Deferred income tax expense                                 4,877         14,182        10,987
Cumulative effect of accounting change, net of tax             --             --         2,748
Provision for losses on investments                            --           (500)          800
Interest maintenance reserves gain/loss transfer
   and amortization                                          (557)        (5,262)         (988)
Adjustment to separate account reserves                    17,774         14,075         4,185
Other, net                                                 (4,026)        (2,439)        3,027
----------------------------------------------------------------------------------------------
Statutory-basis net income                              $  63,001      $  36,877     $  42,486
==============================================================================================

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial
   statements                                           $ 468,990      $ 459,039     $ 476,752
Deferred acquisition costs                               (241,568)      (230,270)     (208,890)
Deferred sales inducements costs                          (15,658)       (11,554)       (8,382)
Adjustments of future policy benefit liabilities           44,707         27,866        31,815
Deferred income tax liabilities                            22,944         49,337        62,712
Asset valuation reserve                                   (16,631)       (18,077)      (15,021)
Net unrealized loss (gain) on investments                  20,348          2,663       (15,050)
Adjustments of separate account liabilities                94,387         71,343        60,737
Adjustments of investments to amortized cost                   --         (2,300)      (52,563)
Premiums due, deferred and in advance                       4,623            925         1,063
Deferred revenue liability                                  5,426          4,242         4,457
Reserves for commercial mortgage loan losses                2,718          1,797         2,298
Non-admitted assets                                          (164)       (27,576)      (28,716)
Interest maintenance reserve                               (9,867)        (8,953)       (5,459)
Reinsurance ceded reserves                                (44,276)       (35,042)      (31,245)
Other, net                                                 (4,451)         6,232         2,064
----------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                     $ 331,528      $ 289,672     $ 276,572
==============================================================================================

RIVERSOURCE [LOGO](SM)
       INSURANCE

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


S-6185 N (5/07)